     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2002

                                             1933 ACT REGISTRATION NO. 333-74325
                                             1940 ACT REGISTRATION NO. 811-09257
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                       POST-EFFECTIVE AMENDMENT NO. 5 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

                                FOR REGISTRATION
                                   UNDER THE
                             SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2
                               ------------------
                          LLANY SEPARATE ACCOUNT S FOR
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           (EXACT NAME OF REGISTRANT)
                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)


               100 MADISON STREET, SUITE 1860, SYRACUSE, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (888) 223-1860
                            ------------------------


          ROBERT O. SHEPPARD, ESQUIRE                                   COPY TO:
   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK                 CHRISTINE FREDERICK, ESQUIRE
         100 MADISON STREET, SUITE 1860               THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
               SYRACUSE, NY 13202                                  350 CHURCH STREET
    (NAME AND ADDRESS OF AGENT FOR SERVICE)                        HARTFORD, CT 06103


                            ------------------------
            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)
                            ------------------------

    AN INDEFINITE AMOUNT OF THE SECURITIES BEING OFFERED BY THE REGISTRATION STATEMENT HAS BEEN REGISTERED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE FORM 24f-2 FOR THE REGISTRANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 WAS FILED MARCH 27, 2002.

    It is proposed that this filing will become effective:

    / / immediately upon filing pursuant to Rule 485(b)
    /X/ May 1, 2002, pursuant to Rule 485(b)
    / / 60 days after filing pursuant to Rule 485(a)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6


ITEM OF FORM N-8B-2  LOCATION IN PROSPECTUS
-------------------  ----------------------

               1     Cover Page; Highlights

               2     Cover Page

               3     *

               4     Distribution of Policies

               5     LLANY, the Separate Account and the General
                     Account

            6(a)     LLANY, the Separate Account and the General
                     Account

            6(b)     *

               9     Legal Proceedings

       10(a)-(c)     Right to Examine the Policy; Surrender Value;
                     Accumulation Unit Value; Reports to Policyowners

           10(d)     Policy Loans; Partial Surrenders; Allocation of
                     Premiums

           10(e)     *

           10(f)     Right to Instruct Voting of Fund Shares

       10(g)-(h)     *

           10(i)     Premium Payments; Allocations and Transfers to
                     Funding Options; Death Benefit; Policy Values;
                     Settlement Options

              11     Separate Account-Funds

              12     Separate Account-Funds

              13     Charges and Fees

              14     Policy Rights

              15     Premium Payments; Allocations and Transfers to
                     Funding Options

              16     Separate Account-Funds

              17     Partial Surrenders

              18     Separate Account-Funds

              19     Reports to Policyowners

              20     *

              21     Policy Loans

              22     *

              23     The Company

              24     Age; Incontestability; Suicide

              25     The Company

              26     Fund Participation Agreements

              27     LLANY, the Separate Account and the General
                     Account

              28     Directors and Officers of LLANY

              29     The Company

              30     *

              31     *

              32     *

              33     *

              34     *

ITEM OF FORM N-8B-2  LOCATION IN PROSPECTUS
-------------------  ----------------------
              35     *

              37     *

              38     Distribution of Policies

              39     Distribution of Policies

              40     *

           41(a)     Distribution of Policies

              42     *

              43     *

              44     Separate Account-Funds; Premium Payments

              45     *

              46     Partial Surrenders

              47     LLANY, the Separate Account and the General
                     Account; Partial Surrenders, Allocations and
                     Transfers to Funding Options

              48     *

              49     *

              50     LLANY, the Separate Account and the General
                     Account

              51     Highlights; Premium Payments

              52     LLANY, the Separate Account and the General
                     Account

              53     Tax Issues

              54     *

              55     *


---------------------

   *  Not Applicable

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                                  ADMINISTRATIVE OFFICE:
HOME OFFICE LOCATION:             LINCOLN CORPORATE SPECIALTY
100 MADISON STREET                MARKETS
SUITE 1860                        350 CHURCH STREET
SYRACUSE, NY 13202                HARTFORD, CT 06103-1106
(888) 223-1860                    (860) 466-1561


--------------------------------------------------------------------------------
This Prospectus describes LCVUL Series III featuring the Elite Series of Funds, a group flexible premium variable universal life insurance contract (the "Policy") offered by Lincoln Life & Annuity Company of New York. The Policy is available only in New York. The Policy is available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization.

The policy features:

               - flexible Premium Payments
               - a choice of one of three death benefit options
               - a choice of underlying investment options

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable universal life insurance contract with this Policy.


This Prospectus is intended to describe the variable options used to fund this Policy through the Separate Account. The variable funding options (collectively, the "Funds") currently available through the Separate Account are from the following:



                - AIM VARIABLE INSURANCE FUNDS



                 -  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                 -  AMERICAN CENTURY VARIABLE PRODUCTS GROUP, INC.



                 -  AMERICAN FUNDS INSURANCE SERIES



                 -  BARON CAPITAL FUNDS TRUST



                 -  DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND)



                 -  FIDELITY VARIABLE INSURANCE PRODUCTS



                 -  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                 -  JANUS ASPEN SERIES



                 -  LINCOLN NATIONAL FUNDS



                 -  MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                 -  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                 -  PUTNAM VARIABLE TRUST



                 - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST)



Refer to the "Separate Account--Funds" section in this Prospectus for detail on the particular Funds offered.


--------------------------------------------------------------------------------
READ THIS PROSPECTUS AND THE PROSPECTUSES OF THE FUNDS AVAILABLE AS INVESTMENT OPTIONS THROUGH THE SEPARATE ACCOUNT UNDER THE POLICY OFFERED BY THIS PROSPECTUS CAREFULLY. KEEP THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                          PROSPECTUS DATED MAY 1, 2002

TABLE OF CONTENTS


HIGHLIGHTS........................................    3
  A Flexible Premium Variable Universal Life
    Insurance Policy..............................    3
  Initial Choices to be Made......................    3
  Amount Of Premium Payment.......................    3
  Death Benefit Options...........................    3
  Selection of Funding Vehicles...................    4
  Insurance Charges and Fees......................    4
  Charges Assessed Against the Underlying Funds...    6
  Policy Loans, Withdrawals and Surrenders........   10
  Changes in Specified Amount.....................   10
LLANY, THE SEPARATE ACCOUNT AND THE GENERAL
  ACCOUNT.........................................   10
BUYING VARIABLE LIFE INSURANCE....................   12
ALLOCATION OF PREMIUMS............................   12
  Fixed Account...................................   13
  Separate Account-Funds..........................   13
  Mixed and Shared Funding........................   19
  Substitution of Securities......................   19
CHARGES & FEES....................................   19
  Premium Load....................................   19
  Premium Load Refund.............................   20
  Premium Tax Charge..............................   21
  Charges and Fees Assessed Against the Total
    Account Value.................................   21
  Mortality and Expense Risk Charge...............   21
  Reduction of Charges............................   22
POLICY CHOICES....................................   22
  Premium Payments................................   22
  Death Benefit Options...........................   24
  Allocations and Transfers to Funding Options....   25
  Limits on Frequent Transfers....................   25
POLICY VALUES.....................................   25
  Total Account Value.............................   25
  Grace Period....................................   26
  Accumulation Unit Value.........................   26
  Maturity Value..................................   27
  Surrender Value.................................   27
POLICY RIGHTS.....................................   27
  Partial Surrenders..............................   27
  Policy Loans....................................   28
  Policy Changes..................................   29
  Right to Examine the Policy.....................   30
TERMINATION OF INSURANCE..........................   30
DEATH BENEFIT.....................................   30
POLICY SETTLEMENT.................................   30
  Settlement Options..............................   30
RIDERS............................................   30
  Term Insurance Rider............................   31
  Cash Value Enhancement Rider....................   31
THE COMPANY.......................................   32
  Directors and Officers of LLANY.................   32
ADDITIONAL INFORMATION............................   34
  Reports to Policyowners.........................   34
  Right to Instruct Voting of Fund Shares.........   35
  Disregard of Voting Instructions................   35
  Fund Participation Agreements...................   35
  State Regulation................................   36
  Legal Proceedings...............................   36
  The Registration Statement......................   36
  Distribution of the Policies....................   36
  Records and Accounts............................   37
  Experts.........................................   37
  Advertising.....................................   37
TAX ISSUES........................................   37
  Taxation of Life Insurance Contracts in
    General.......................................   38
  Policies Which Are MECs.........................   39
  Policies Which Are Not MECs.....................   39
  Other Considerations............................   40
  Tax Status of LLANY.............................   40
COMMUNICATIONS WITH LLANY.........................   41
  Proper Written Form.............................   41
  Receipt of Written Communications...............   41
  Electronic Communications.......................   41
MISCELLANEOUS POLICY PROVISIONS...................   41
  Payment of Benefits.............................   41
  Age.............................................   42
  Incontestability................................   42
  Suicide.........................................   42
  Coverage Beyond Maturity........................   42
  Nonparticipation................................   42
Appendix A--
Illustrations of Death Benefit, Total Account
  Values and Surrender Values.....................   43
Financial Statements
  Separate Account................................  F-1
  Company.........................................  S-1

HIGHLIGHTS

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Prospectus describes a group flexible premium variable universal life insurance contract (the "Policy") offered by Lincoln Life & Annuity Company of New York ("LLANY", the "Company", "we", "us", "our") through LLANY Separate Account S for Flexible Premium Variable Life Insurance (the "Separate Account" or "Account S"). The Policy may be useful in funding employee benefit plans.

The value of your Policy and, under one option, the death benefit amount depends on the investment results of the funding options you select.

We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of LLANY.

INITIAL CHOICES TO BE MADE

The Policyowner (the "Owner" or "you") is the entity named in the "Policy Specifications" who has all of the Policy ownership rights. You, as the Owner, have important choices to make when the Policy is first purchased. You need to choose:


- the amount of premium you want to pay (see page 22);



- one of three death benefit options (see page 23);


- the amount of the Net Premium Payment to be placed in each of the funding options selected. The Net Premium is the balance of each Premium Payment that remains after certain charges are deducted from it.

AMOUNT OF PREMIUM PAYMENT


One of your initial decisions is how much premium to pay. Premium Payments may be changed within the limits described on page 22.



You may use the value of your Policy to pay the premiums due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more Premium Payments. Charges against Policy values for the Cost of Insurance increase (see page 21) as the Insured Employee gets older.



When you first receive your Policy, you will have 10 days to look it over. This is called the "Right To Examine Period". Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the Money Market Fund. If you then decide you do not want the Policy, you will receive a refund. See page 30.


DEATH BENEFIT OPTIONS

The Death Benefit is the amount we pay the Beneficiary(ies) when the Insured Employee dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due with respect to the Insured Employee are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date the Insured Employee died. We will pay the Death Benefit in one lump sum or under any settlement options currently available.

The three death benefit options available usually provide a level, varying or increasing death benefit, depending on the option selected. See page 24 for more details on death benefit options.


At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.


You may surrender this policy in its entirety at any time. You may make a partial surrender by withdrawing all or part of the portions allocated to one or more Insured Employees. See page 27.


If you have surrendered a portion of the Policy, any surrendered amount will reduce the initial death benefit of the Insured Employee. If you borrow against the Policy or surrender a portion of the Policy, the Loan Amount balance and any surrendered amount will reduce the initial death benefit of the Insured Employee.

SELECTION OF FUNDING VEHICLES

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.


You must choose the Fund(s) (Sub-Account(s)) in which you want to place each Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 13.


You may also choose to place the Net Premium Payment or part of it into the Fixed Account. Net Premium Payments put into the Fixed Account:

- become part of the Company's General Account;

- do not share the investment experience of the Separate Account; and

- have a guaranteed minimum interest rate of 4.0% per year.


For additional information on the Fixed Account, see page 11.



INSURANCE CHARGES AND FEES


LLANY may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


A premium load is deducted from all of your premium payments. The guaranteed maximum premium loads for all cases are shown on page 19.

The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $500,000 is:

                                          Portion of    Portion of
Insured Employee                          Premium Paid  Premium Paid
Coverage Duration                         up to Target  Above Target
----------------------------------------  ------------  ------------
1                                            10.50%         2.5%
2-5                                           7.50          1.5
6-7                                           3.50          1.5
8 and thereafter                              1.50          1.5

The current premium load for cases with average annual planned premiums of $500,000 or greater is:

                                          Portion of    Portion of
Insured Employee                          Premium Paid  Premium Paid
Coverage Duration                         up to Target  Above Target
----------------------------------------  ------------  ------------
1                                             7.50%         1.00%
2                                             6.00          1.00
3-5                                           3.50          1.00
6 and thereafter                              1.50          1.00

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                                          Portion of            Portion of
                                          Premium Paid up to    Premium Paid greater
                                          Target Premium--      than Target Premium--
Insured Employee                          load as a percentage  load as a percentage
Coverage Duration                         of that portion       of that portion
----------------------------------------  --------------------  ---------------------
1                                                 12.0%                 5.0%
2-5                                                9.0                  5.0
6 and after                                        5.0                  5.0

For the purpose of calculating current and maximum premium loads, an increase in Specified Amount is treated as a newly issued policy.


In certain circumstances, if you fully surrender your Policy within 60 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. See page 20.


A Premium Tax Charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments. The Premium Tax Charge may not be increased without approval of the Insurance Superintendent of the state of New York.


A Monthly Deduction is made from the total account value on the same day of each month beginning with the date of issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was backdated, or delayed due to the underwriting requirements or other reasons. The Monthly Deduction also includes a monthly policy fee during all policy years. The monthly Policy Fee is currently $6, and is guaranteed not to exceed $10. See page 21.


A daily deduction is made from the assets of Account S for mortality and expense risk. Currently, for cases with average annual planned premiums of $100,000 or greater but less than $500,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

 Insured Employee
 Coverage Duration
 -----------------
 1-10               0.70%
 11 and thereafter  0.35

Currently, for cases with average annual planned premiums of $500,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

 Insured Employee
 Coverage Duration
 -----------------
 1-10               0.40%
 11-20              0.20
 21 and thereafter  0.10

For all cases, the Company reserves the right to increase the mortality and expense risk charge, but it will never exceed 0.80% annually.


Before the Maturity Date you may make transfers between funding options. The Company allows twelve transfers each Policy Year; but, after the first 18 months from Date of Issue, a $25 charge may apply for each additional transfer within that Policy Year. A single transfer request may consist of multiple transactions. Within 45 days after each Insured Employee Initial Coverage Anniversary, you may also transfer to the Separate Account a maximum of 20% of the greatest amount in the portion of the Fixed Account Value allocated to an Insured Employee during the prior 5 years. See page 24.


There are no Surrender Charges for your Policy.


Each Fund has its own management fee charge, also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges, 12(b)1 fees, and other fund expenses. The following table shows you the current charges and expenses.


CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS

The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12(b)1 fees, fees for certain shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts.


The following table illustrates the investment advisory fees, 12(b)1 fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2001 unless otherwise indicated. Future fund expenses will vary.

FUND EXPENSES


                                                               TOTAL
                                                            ANNUAL FUND              TOTAL FUND
                                                             OPERATING                OPERATING
                                                             EXPENSES      TOTAL      EXPENSES
                                                              WITHOUT     WAIVERS       WITH
                           MANAGEMENT   12(B)1     OTHER    WAIVERS OR      AND      WAIVERS AND
          FUND              FEES(1)       FEE     EXPENSES  REDUCTIONS   REDUCTIONS  REDUCTIONS
AIM V.I. Growth Fund
  (Series I)                   0.62%       N/A       0.26%       0.88%         N/A        0.88%
AIM V.I. International
  Growth Fund
  (Series I) (2)               0.73        N/A       0.32        1.05          N/A        1.05
AIM V.I. Premier Equity
  Fund (Series I) (2)          0.60        N/A       0.25        0.85          N/A        0.85
Alliance VPS
  AllianceBernstein Small
  Cap Value Portfolio
  (Class A) (3)                1.00        N/A       1.65        2.65        (1.45%)      1.20
Alliance VPS Growth and
  Income Portfolio
  (Class A)                    0.63        N/A       0.04        0.67          N/A        0.67
Alliance VPS Premier
  Growth Portfolio
  (Class A)                    1.00        N/A       0.04        1.04          N/A        1.04
Alliance VPS Technology
  Portfolio (Class A)          1.00        N/A       0.08        1.08          N/A        1.08
American Century VP
  Income & Growth Fund         0.70        N/A       0.00        0.70          N/A        0.70
American Century VP
  International Fund           1.26        N/A       0.00        1.26          N/A        1.26
AFIS Global Small
  Capitalization Fund
  (Class 2)                    0.80       0.25%      0.03        1.08          N/A        1.08
AFIS Growth Fund
  (Class 2)                    0.37       0.25       0.01        0.63          N/A        0.63
AFIS Growth -- Income
  Fund (Class 2)               0.33       0.25       0.02        0.60          N/A        0.60
AFIS High-Income Bond
  Fund (Class 2)               0.50       0.25       0.01        0.76          N/A        0.76
AFIS International Fund
  (Class 2)                    0.55       0.25       0.06        0.86          N/A        0.86
AFIS U.S. Govt/AAA
  Related Securities Fund
  (Class 2)                    0.46       0.25       0.01        0.72          N/A        0.72
Baron Capital Asset Fund
  (Insurance Shares) (4)       1.00       0.25       0.34        1.59        (0.09)       1.50
Delaware VIP High Yield
  Series (Standard
  Class) (5)                   0.65        N/A       0.04        0.79          N/A        0.79
Delaware VIP Large Cap
  Value Series (Standard
  Class) (6)                   0.65        N/A       0.08        0.73        (0.05)       0.68
Delaware VIP REIT Series
  (Standard Class) (7)         0.75        N/A       0.14        0.89          N/A        0.89
Delaware VIP Small Cap
  Value Series (Standard
  Class) (8)                   0.75        N/A       0.11        0.86          N/A        0.86
Delaware VIP Trend Series
  (Standard Class) (9)         0.74        N/A       0.16        0.90          N/A        0.90
Delaware VIP U. S. Growth
  Series (Standard
  Class) (10)                  0.65        N/A       0.21        0.86        (0.06)       0.80
Fidelity VIP Asset
  Manager Portfolio
  (Service Class) (11)         0.53       0.10       0.11        0.74          N/A        0.74
Fidelity VIP Contrafund
  Portfolio (Service
  Class) (11)                  0.58       0.10       0.10        0.78          N/A        0.78
Fidelity VIP
  Equity-Income Portfolio
  (Service Class) (11)         0.48       0.10       0.10        0.68          N/A        0.68
Fidelity VIP Growth
  Portfolio (Service
  Class) (11)                  0.58       0.10       0.10        0.78          N/A        0.78
Fidelity VIP Overseas
  Portfolio (Service
  Class) (11)                  0.73       0.10       0.20        1.03          N/A        1.03
FTVIPT Franklin Small Cap
  Fund (Class 1) (12)          0.53        N/A       0.31        0.84        (0.08)       0.76
FTVIPT Templeton Growth
  Securities Fund
  (Class 1) (13)               0.80        N/A       0.05        0.85          N/A        0.85
Janus AS Aggressive
  Growth Portfolio
  (Service Shares)             0.65       0.25       0.02        0.92          N/A        0.92

                                                               TOTAL
                                                            ANNUAL FUND              TOTAL FUND
                                                             OPERATING                OPERATING
                                                             EXPENSES      TOTAL      EXPENSES
                                                              WITHOUT     WAIVERS       WITH
                           MANAGEMENT   12(B)1     OTHER    WAIVERS OR      AND      WAIVERS AND
          FUND              FEES(1)       FEE     EXPENSES  REDUCTIONS   REDUCTIONS  REDUCTIONS
Janus AS Balanced
  Portfolio (Service
  Shares)                      0.65       0.25       0.01        0.91          N/A        0.91
Janus AS Flexible Income
  Portfolio (Service
  Shares)                      0.64       0.25       0.02        0.91          N/A        0.91
Janus AS Worldwide Growth
  Portfolio (Service
  Shares)                      0.65       0.25       0.04        0.94          N/A        0.94
LN Aggressive Growth
  Fund, Inc.                   0.72        N/A       0.09        0.81          N/A        0.81
LN Bond Fund, Inc.             0.42        N/A       0.11        0.53          N/A        0.53
LN Capital Appreciation
  Fund, Inc.                   0.72        N/A       0.06        0.78          N/A        0.78
LN Global Asset
  Allocation Fund, Inc.        0.73        N/A       0.23        0.96          N/A        0.96
LN International
  Fund, Inc.                   0.84        N/A       0.15        0.99          N/A        0.99
LN Money Market
  Fund, Inc.                   0.45        N/A       0.09        0.54          N/A        0.54
LN Social Awareness
  Fund, Inc.                   0.34        N/A       0.06        0.40          N/A        0.40
MFS-Registered Trademark-
  VIT Capital
  Opportunities Series
  (Initial
  Class) (14,15)               0.75        N/A       0.21        0.96        (0.05)       0.91
MFS-Registered Trademark-
  VIT Emerging Growth
  Series (Initial
  Class) (14)                  0.75        N/A       0.12        0.87          N/A        0.87
MFS-Registered Trademark-
  VIT Total Return
  Series (Initial
  Class) (14)                  0.75        N/A       0.14        0.89          N/A        0.89
MFS-Registered Trademark-
  VIT Utilities Series
  (Initial Class) (14)         0.75        N/A       0.18        0.93          N/A        0.93
Neuberger Berman AMT Mid-
  Cap Growth Portfolio         0.84        N/A       0.07        0.91          N/A        0.91
Neuberger Berman AMT
  Regency
  Portfolio (16,17)            0.85        N/A       0.84        1.69        (0.19)       1.50
Putnam VT Growth & Income
  Fund (Class IB)              0.46       0.25       0.05        0.76          N/A        0.76
Putnam VT Health Sciences
  Fund (Class IB)              0.70       0.25       0.09        1.04          N/A        1.04
Scudder VIT --
  EAFE-Registered
  Trademark- Equity Index
  Fund (18)                    0.45        N/A       0.36        0.81        (0.16)       0.65
Scudder VIT Equity 500
  Index Fund (18)              0.20        N/A       0.11        0.31        (0.01)       0.30
Scudder VIT Small Cap
  Index Fund (18)              0.35        N/A       0.28        0.63        (0.18)       0.45



(1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors.
     Some advisers pay higher fees than others.
(2)  Effective May 1, 2002 the following Funds' names will change from AIM V.I.
     International Equity Fund and AIM V.I. Value Fund to AIM V.I.
     International Growth Fund and AIM V.I. Premier Equity Fund, respectively.
(3) For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and
     Total Expenses were 0.00%, 0.00%, 0.95% and 0.95% respectively. Effective
     May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other
     Expenses and Total Expenses for the Small Cap Value Portfolio would be
     1.00%, 0.00%, 1.65% and 2.65% respectively.
(4) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million.
     Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001 through December 31, 2001 would have been 1.59%.
(5)  The investment advisor for the Delaware VIP High Yield Series is Delaware
     Management Company ("DMC"). For the period May 1, 2001 through April 30,
     2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed
     0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed
     0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first

     $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.
(6)  The investment advisor for the Delaware VIP Large Cap Value Series is
     Delaware Management Company ("DMC"). For the period May 1, 2001 through
     April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed
     0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/ or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.
(7)  The investment advisor for the Delaware VIP REIT Series is Delaware
     Management Company ("DMC"). For the period May 1, 2001 through April 30,
     2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed
     0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
     0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
(8)  The investment advisor for the Delaware VIP Small Cap Value Series is
     Delaware Management Company ("DMC"). For the period May 1, 2001 through
     April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed
     0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/ or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
(9)  The investment advisor for the Delaware VIP Trend Series is Delaware
     Management Company ("DMC"). For the period May 1, 2001 through April 30,
     2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed
     0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
     0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
(10) The investment advisor for the Delaware VIP U.S. Growth Series is Delaware
     Management Company ("DMC"). For the period May 1, 2001 through April 30,
     2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed
     0.75%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
     0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.
(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(12) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 0.84%.
(13) The Fund administration fee is paid indirectly through the management fee.
(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: .90% for Capital
     Opportunities Series; 0.86% for Emerging Growth Series; 0.88% for Total
     Return Series; 0.92% for Utilities Series.
(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities
     Series. These contractual fee arrangements will continue until at least
     May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.

(16) Expenses reflect expense reimbursement. Neuberger Berman Management Inc.
     ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners
     Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency
     Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio.
     The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(17) The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio is estimated.
(18) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the
     "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and
     0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and
     0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.


POLICY LOANS, WITHDRAWALS AND SURRENDERS

You may borrow, within described limits, against the Policy. You may surrender the Policy in full or withdraw part of its value.

If you borrow against the Policy, interest will accrue at an annual rate which will be the monthly average (Moody's Investor Service, Inc. Corporate Bond Yield Average--Monthly Average Composites) for the calendar month which ends two months prior to the Policy Anniversary month, or 4.8% if greater.


The Loan Account Value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a "spread", not to exceed 0.80%. For the current spread see page 28.


CHANGES IN SPECIFIED AMOUNT


Within certain limits, you may increase or decrease the Specified Amount. Increases may require evidence of insurability. Currently, the minimum Specified Amount is $100,000 per Insured Employee. Such changes will affect other aspects of your Policy. See page 29.


LLANY, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


LLANY is a life insurance company founded in New York on June 6, 1996. LLANY is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life, an Indiana corporation, is owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Account S is a "separate account" of the Company established on March 2, 1999. Account S was established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. Under New York law, the assets of Account S attributable to the Policies, through the property of LLANY, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account S income, gains, and losses are credited to or charged against Account S without regard to other income, gains, or losses of LLANY. The values and investment performance of Account S are not guaranteed. Account S is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the Investment Company Act of 1940, as amended ("1940 Act") and meets the 1940 Act's definition of "separate account". The Commission does not supervise the management, investment practices, or policies of LLANY or Account S. LLANY has numerous other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

Account S is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds available as funding vehicles under the Policies. On each Valuation Day, Net Premium Payments allocated to Account S will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account S are raised by selling Fund shares at net asset value.

The Funds now available in Account S and their investment objectives are described in "Separate Account--Funds". More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. The Funds may or may not achieve their investment objectives.

Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

LLANY reserves the right to add, withdraw, close, or substitute Funds, subject to the conditions of the Policy in compliance with regulatory requirements, if in its sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available to LLANY for investment by the Sub-Accounts. These changes may be made for some or all classes of Policies. No substitution will take place without prior approval of the Commission, to the extent required by law.

Shares of the Funds may be used by LLANY and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Amounts held in the Fixed Account will be credited with interest at rates LLANY determines from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended ("1933 Act") in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.



In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

The Policy this Prospectus offers is a variable life insurance policy which provides death benefit protection. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

The Policy is available for purchase by corporations or groups where individuals share a common employer or affiliation with a group or sponsoring organization. It may be useful in funding employee benefit plans, but should not be considered for employer pension or profit sharing programs.

If the Policy is being purchased with the proceeds of another life insurance policy or annuity contract, the purchaser should carefully consider whether replacing existing coverage is in the purchaser's best interests.

Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis.

Unless a policy has become a "Modified Endowment Contract" (see page 36), an owner can borrow Policy values tax-free, without surrender charges and at low net interest cost. Policy loans can be a source of retirement income.

Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see "Death Benefit Options").

ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Fixed Account (part of the Company's General Account) or to the Funds currently available through the Separate Account in connection with the Policy. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. Except where otherwise indicated, all of the Funds are diversified, as defined in the 1940 Act.

Any monies received prior to policy issue will be credited with the return attributable to the Money Market Fund from the date of receipt until the day the Policy is issued.

During the Right to Examine Period, the first Net Premium will be allocated in its entirety as of the issue date to the Money Market Fund, regardless of the Policy owner's premium allocation percentages. Any other Net Premium received prior to the expiration of the Right to Examine Period will also be allocated to the Money Market Fund. On the day following the expiration of the Right to Examine Period, the policy value and future Net Premiums will be allocated in accordance with the Policy owner's selected premium allocation percentages.

FIXED ACCOUNT

The Fixed Account is the only investment option offered with a guaranteed return. Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% may be credited to the Fixed Account Value beginning in Policy Year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

SEPARATE ACCOUNT

FUNDS


Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given fund may have a similar investment strategy to those of another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, we cannot guarantee that there will be any correlation between the two investments. Even though the management, strategy and the objectives of the funds are similar, the investment results may vary.


The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.


AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



    AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



    AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V. I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



    AIM V. I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V. I. VALUE FUND):
    Seeks to achieve long-term growth of capital. Income is a secondary objective.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



    ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A): Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.

    GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



    PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



    TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



AMERICAN CENTURY VARIABLE PRODUCTS GROUP, INC. is advised by American Century Investment Management, Inc.



    INCOME AND GROWTH FUND: Seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks.



    INTERNATIONAL FUND: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.



AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



    GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



    GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



    GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



    HIGH-INCOME BOND FUND (CLASS 2) (FORMERLY HIGH-YIELD BOND FUND): The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities, and securities that have both equity and debt characteristics, that provide an opportunity for capital appreciation.

    INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



    U.S. GOVERNMENT/AAA RATED SECURITIES FUND (CLASS 2): The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.



BARON CAPITAL FUNDS TRUST is advised by BAMCO, Inc.



    BARON CAPITAL ASSET FUND (INSURANCE SHARES): The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND) is advised by Delaware Management Company.



    HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



    LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES):
    Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



    REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



    SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



    TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth.



    U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



    ASSET MANAGER PORTFOLIO (SERVICE CLASS): Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.



    CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



    EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P500).



    GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



    OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisors, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



    FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.



    TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies of any nation, including those in the U.S. and emerging markets.



JANUS ASPEN SERIES is advised by Janus Capital Management LLC.



    AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.



    BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assets in fixed-income securities.



    FLEXIBLE INCOME PORTFOLIO (SERVICE SHARES): Seeks to obtain maximum total return, consistent with preservation of capital.



    WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.



LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware International Advisers, Ltd. subadvising the International Fund, and Janus Capital Management LLC subadvising the Capital Appreciation Fund.



    LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



    LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



    LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



    LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U.S. and foreign insurers.



    LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



    LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. Government, and federally chartered banks and U.S. branches of foreign banks.



    LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



MFS-REGISTERED TRADEMARK-VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



    CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



    EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



    TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.



    UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Inc.

    MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



    REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



PUTMAN VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



    GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.



    HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset Management, Inc.



    EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
    (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



    EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



    SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U.S. companies.



There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected. Also, take note that during extended periods of low interest rates the yields of Money Market sub-accounts may become extremely low, and possibly negative.


Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.

MIXED AND SHARED FUNDING


Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

SUBSTITUTION OF SECURITIES

If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

CHARGES & FEES

We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. LLANY may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

PREMIUM LOAD

The premium load is deducted from your premium payments. This load represents sales and administrative expenses associated with the startup and maintenance of the policy.

1. Guaranteed Maximum Premium Load

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                                          For the Portion of          For the Portion of
                                          Premiums Paid up to Target  Premiums Paid greater than
Insured Employee                          Premium--load as a          Target Premium--load as a
Coverage Duration                         percentage of that portion  percentage of that portion
----------------------------------------  --------------------------  --------------------------
1                                                    12.0%                        5.0%
2-5                                                   9.0                         5.0
6 and after                                           5.0                         5.0

2. Current Premium Load

The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $500,000, is shown in the following table:

                                          For the Portion of          For the Portion of
                                          Premiums Paid up to Target  Premiums Paid greater than
Insured Employee                          Premium--load as a          Target Premium--load as a
Coverage Duration                         percentage of that portion  percentage of that portion
----------------------------------------  --------------------------  --------------------------
1                                                   10.50%                       2.50%
2-5                                                  7.50                        1.50
6-7                                                  3.50                        1.50
8 and after                                          1.50                        1.50

The current premium load for cases with average annual planned premiums of $500,000 or greater, is shown in the following table:

                                          For the Portion of          For the Portion of
                                          Premiums Paid up to Target  Premiums Paid greater than
Insured Employee                          Premium--load as a          Target Premium--load as a
Coverage Duration                         percentage of that portion  percentage of that portion
----------------------------------------  --------------------------  --------------------------
1                                                    7.50%                       1.00%
2                                                    6.00                        1.00
3-5                                                  3.50                        1.00
6 and after                                          1.50                        1.00

PREMIUM LOAD REFUND

Under certain circumstances described below, if you surrender your Policy up to 60 months after Date of Issue, if your Policy is not in default, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. To determine the Surrender Value during the premium load refund period, the Total Account Value will be reduced by the amount of any Loan Account Value, including accrued interest. That amount would be increased by the applicable credit for the premium load. A decrease in the specified amount in Policy Years 1 or 2 will proportionately decrease the amount of the premium load refund. This refund is not guaranteed and is not available if your policy is in default.

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $500,000, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7% of premium paid in the first Policy Year up to the Target Premium and 3% of premium paid in the first Policy Year above Target Premium. For months 13 through 24, the refund is 75% of the First Policy Year refund amount. There is no refund after 24 months.

Currently, for cases with average annual planned premiums of $500,000 or greater, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7.50% of premium paid in the first Policy Year up to the Target Premium plus the premium tax charge and 1% of premium paid in the first Policy Year above Target Premium plus the premium tax charge. For months 13 through 60, the refund is 100% of the First Policy Year refund amount plus the premium tax charge. There is no refund after 60 months.


If the Policy has an average annual premium of $500,000 or greater, and has the Cash Value Enhancement Rider, the Rider benefit replaces the Premium Load Refund benefit in the event of a full surrender of the portion allocated to an Insured Employee within 7 years of the Date of Issue of the initial coverage on the Insured Employee.

PREMIUM TAX CHARGE

An amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments. The Premium Tax Charge may not be increased without the approval of the Insurance Superintendent of the State of New York.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

A Monthly Deduction is made from the Total Account Value. The Monthly Deduction is made as of the same day each month, beginning with the Date of Issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance is the portion of the monthly deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance depends on the Issue Age, risk class of the Insured and the number of Policy Years elapsed and Specified Amount of the Policy.

Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will begin as of the Date of Issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the Specified Amount of the Policy issued, even if any temporary insurance coverage provided during the underwriting period was for a lesser amount.

The Monthly Deduction also includes a monthly policy fee of $6 currently, guaranteed not to exceed $10 during all Policy Years.

The monthly policy fee is for items such as premium billing and collection, Policy value calculation, confirmations and periodic reports and will not exceed our costs. The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values.

MORTALITY AND EXPENSE RISK CHARGE

The Company deducts a daily charge from the assets of Account S for mortality and expense risks assumed by it in connection with the Policy.

Currently, the amount of this charge, on an annualized basis, is the following percentage of Policy value in the Separate Account:

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $500,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

Insured Employee                                    Annualized Mortality and
Coverage Duration                                   Expense Risk Charge
--------------------------------------------------  ------------------------
1-10                                                              0.70%
11 and thereafter                                                 0.35

Currently, for cases with average annual planned premiums of $500,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

Insured Employee                                    Annualized Mortality and
Coverage Duration                                   Expense Risk Charge
--------------------------------------------------  ------------------------
1-10                                                              0.40%
11-20                                                             0.20
21 and thereafter                                                 0.10

The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the mortality and expense risk charge on an annualized basis exceed 0.80% annually.

REDUCTION OF CHARGES

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any Policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

- The amount of premium you intend to pay;

- Which one of the three Death Benefit Options you would like, and the Premium Accumulation Rate you would like if you choose Death Benefit Option 3;

- The way your net premiums will be allocated to the Funds and/or the Fixed Account.

Each of these choices is described in detail below:

PREMIUM PAYMENTS

Planned Premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional Premiums are any premiums you pay in addition to Planned Premiums.

Payment of Minimum Monthly Premiums, Planned Premiums, or Additional Premiums in any amount will not guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. The Policy's surrender value must be sufficient to cover the next Monthly Deduction.

At any time, you may increase your Planned Premium by written notice to us, or pay Additional Premiums, except that:

- We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year increases the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

- If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

- If a "temporary insurance agreement" is in effect for this Policy, temporary insurance (subject to stated maximums) will be provided on the life of any Insured Employee, provided we receive accurate, truthful and favorable answers to certain questions about his or her health.

- After your first premium payment all premiums must be sent to our Administrative Office. Your premium payments received will be allocated as you have directed and amounts allocated to the Funds will be credited at the Accumulation Unit value determined at the end of the business day after each payment is received.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Date of Issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. The Date of Issue is the date from which policy years, policy anniversaries and Attained Age are determined. The Date of Coverage is the date on or after the Date of Issue that the initial premium has been paid (1) while the Insured Employee is alive and (2) prior to any change in health and insurability, as represented in the application. Issue Age is the Insured Employee's age on his/her birthday closest to the Policy Date of Issue. Backdating may be desirable, for example, so that you can purchase a particular Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Date of Issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with Accumulation Units. You cannot be credited with Accumulation Units until your Net Premium Payment is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

This Policy must satisfy the Cash Value Accumulation testing method to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. This requires a life insurance policy to meet minimum ratios of life insurance coverage to Total Account Value. We refer to the ratios as Applicable Percentages. We refer to required life insurance coverage in excess of the Total Account Value as the Death Benefit corridor.

The Cash Value Accumulation test does not limit premiums which may be paid but has required Applicable Percentages. For example, Applicable Percentages for Non-Smokers range from 670% at Attained Age 20 to 350% at Attained Age 40 to 100% at Attained Age 100.

The payment of higher premiums, which is associated with the Cash Value Accumulation method, increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limits during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation.

DEATH BENEFIT OPTIONS

At the time of purchase of coverage for each Insured Employee, you must choose which of three available Death Benefit Options will apply to each Employee. The amount payable under the option chosen will be determined as of the date of the Insured Employee's death. The Death Benefit may be affected by partial surrenders. The Death Benefit for all three options will be reduced by the Loan Account Value plus any accrued interest.

Under OPTION 1, the Death Benefit will be the greater of the Specified Amount or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 1 generally provides a level Death Benefit.

Under OPTION 2, the Death Benefit will be the greater of the Specified Amount, plus the Total Account Value or the Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under OPTION 3, the Death Benefit will be the greater of the Specified Amount plus the Accumulated Premium(s) accumulated at the Premium Accumulation Rate or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value but will not exceed the total Death Benefit paid under Option 2. This option may only be selected at issue.

The Accumulated Premium is the sum of all the premiums paid from the Date of Issue accumulated at the Premium Accumulation Rate. You select the Premium Accumulation Rate at issue. Any rate requested in excess of 10% may be subject to additional underwriting.

The choice of Death Benefit Option should be based upon the pattern of Death Benefits which best matches the intended use of the Policy. For example, an Option 1 Policy should be chosen for a simple, fixed, level total Death Benefit need. Option 2 would be chosen to provide a level death benefit in addition to the Policy Total Account Value, and Option 3 would provide a level death benefit for the Specified Amount plus a return of Accumulated Premiums.

Choosing the option which provides the lowest pattern of Death Benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the Total Account Value. Other than providing the appropriate pattern of desired Death Benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options are based upon the amount at risk, the difference between the Death Benefit and the Total Account Value each month.

The same is true for the choice of a Premium Accumulation Rate under Option 3. Choice of a higher Premium Accumulation Rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in Total Account Value.

ALLOCATIONS AND TRANSFERS TO FUNDING OPTIONS

At purchase, you must decide how to allocate your Net Premiums among the Funds and/or the Fixed Account. Net Premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to or transferring values among the Funds.

Before the Maturity Date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. After the first 18 months from Date of Issue the Company reserves the right to charge $25 for each transfer after the twelfth transfer per Insured Employee Initial Coverage Duration. Within 45 days after each Insured Employee Initial Coverage Anniversary, and before the Maturity Date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Insured Employee Initial Coverage Anniversary and will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed 20% of the greatest amount in the portion of the Fixed Account Value allocated to the Insured Employee during the prior 5 years.


Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values determined at the end of the Valuation Period after your request is received by our Administrative Office. (See "Accumulation Unit Value.")



LIMITS ON FREQUENT TRANSFERS



The Policy is not designed to serve as a vehicle for frequent trading, in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.



We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:



(1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and



(2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one Policy owner at a time.



We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


POLICY VALUES

TOTAL ACCOUNT VALUE

The Total Account Value is the sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.


We will allocate each Net Premium (the premium paid, less both the premium load and the premium tax charge) to a funding option in the Separate Account and credit it in the form of

Accumulation Units. An Accumulation Unit is used to measure the value of a Policy owner's interest in each applicable funding option used to calculate the value of the variable portion of the Total Account Value before election of a settlement option. We will credit each Net Premium we receive after your policy is issued to your Policy at the Accumulation Unit Value for a selected Fund at the end of the business day we receive it. (See "Communications with LLANY" for an explanation of how we determine when we have "received" a premium payment.) The number of Accumulation Units credited is the Net Premium divided by that Accumulation Unit Value. Shares in each Fund you select will be purchased for the Separate Account at the Fund's net asset value next computed after we receive the Net Premium. Since each Fund has its own Accumulation Unit value if you choose a combination of funding options, you will have Accumulation Units credited for each funding option.



Separate Account Value is the sum of values in each Separate Account funding option which is the total number of Accumulation Units times the current Accumulation Unit Value. To that we add any Fixed Account values and any Loan Account Values to arrive at the Policy's Total Account Value. Separate Account Value will be affected by Monthly Deductions.


The number of Accumulation Units you have is not changed by any change in the value of an Accumulation Unit. The number is increased by contributions or transfers and decreased by charges and withdrawals.

There is no guarantee that the Separate Account Value will equal or exceed Net Premiums placed in the Separate Account.

We will notify you annually as to the number of Accumulation Units credited to your Policy for each Fund, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

GRACE PERIOD

If the portion of the Total Account Value allocated to an Insured Employee less the portion of the Loan Account Value allocated to an Insured Employee is not sufficient to allow a Monthly Deduction on the Monthly Deduction Day, we will allow You 61 days of grace for payment of an amount sufficient to cover the Monthly Deduction. We may require payment of the amount necessary to keep coverage allocated for the Insured Employee in force for the current Policy Month plus two additional Policy Months.

Written notice will be mailed to your last known address, according to our records, not less than 61 days before termination of the coverage allocated for the Insured Employee. This notice will also be mailed to the last known address of any assignee of record.

During the days of grace this Policy will stay in force with respect to the Insured Employee. If an Insured Employee's death occurs during the days of grace, we will deduct an amount sufficient to cover the overdue Monthly Deduction(s) from the Death Benefit.

If payment is not made within 61 days after the Monthly Deduction Day, coverage allocated for the Insured Employee will terminate without value at the end of the Grace Period of the allocated coverage.

ACCUMULATION UNIT VALUE


We convert any Net Premium payment allocated to, or Policy Value transferred to a Sub-Account into Accumulation Units. Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Accumulation Unit Value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close od trading on the next Valuation Day.

The Accumulation Unit Value for a Sub-Account is determined by:

- multiplying the Fund shares owned by the Sub-Account at the beginning of the business day by the net asset value per share at the end of the business day and adding any dividend or other distribution during the business day; minus

- the daily Sub-Account charges, including any tax charge or credit; and

- dividing the result of the foregoing subtraction by the number of Accumulation Units for that Sub-Account at the beginning of the business day.


The Accumulation Unit Value is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter, it may increase or decrease from business day to business day, to reflect investment experience and fees charged under the Policy.



In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


MATURITY VALUE

The Maturity Date is the Policy Anniversary nearest the Insured Employee's 100th birthday.

The Maturity Value of the coverage for an Insured Employee is the Total Account Value for that Employee on the Maturity Date, less the Loan Account Value and any unpaid accrued interest.

SURRENDER VALUE


The Surrender Value of your Policy is the amount you can receive in cash by surrendering the Policy in its entirety. This equals the Total Account Value minus the Loan Account Value and any accrued interest, plus any credit from the Premium Load Refund, or the Cash Value Enhancement Rider, if applicable. All or part of the Surrender Value may be applied to the Settlement Options available. If you make a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.



If the Policy has the Cash Value Enhancement Rider, and the portion allocated to an Insured Employee is fully surrendered within 7 years of the initial coverage of the Insured Employee, you will receive the Cash Value Enhancement benefit as described in the Cash Value Enhancement Rider section of this Prospectus. The Cash Value Enhancement Rider, if elected, replaces the Premium Load Refund provision.


POLICY RIGHTS

PARTIAL SURRENDERS

A partial surrender with respect to an Insured Employee may be made at any time after the first Initial Coverage Duration for that Employee. If, at the time of a partial surrender your Total Account Value is attributable to more than one funding option, the transaction charge and the amount paid to you upon the surrender will be taken proportionately from the Accumulation Unit values in each funding option.

The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a Settlement Option.

For an Option 1 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value and the Death Benefit, but it will not reduce the Specified Amount.

For an Option 3 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

We will pay you on a full or partial surrender within seven calendar days after we receive your written request, facsimile or internet request in our Administrative Office in satisfactory form. Payment may be postponed if the New York Stock Exchange has been closed or trading has been restricted or an emergency exists. Your payment from the Fixed Account Values may be deferred up to six months except when used to pay premiums to the Company.

The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

POLICY LOANS

The maximum loan amount for any life is 90% of Total Account Value. The Loan Account Value, which is the loan amount plus interest, reduces any proceeds payable. We may defer a loan for six months from the date of request for the loan, unless the loan will be used to pay premiums.

Any loan made will be taken proportionally from the amount in each funding option. Repayments on the loan will be allocated in proportion to current premium allocations, and will reduce the Loan Account Value.

The annual rate we charge during any Policy Year will be:

- the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

- 4.8%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year's and decrease only when it would be at least 0.5% lower than the prior Policy Year's.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any unpaid interest is added to the loan.

The loan account value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%.

Annual Loan Interest earned = policy loan interest rate - spread

Currently, the spread is the following:

- For cases with average annual planned premiums of $100,000 or greater but less than $500,000:

Insured Employee
Coverage Duration                                   Spread
--------------------------------------------------  ------
1-10                                                0.70%
11 and thereafter                                   0.35

- For cases with average annual planned premiums of $500,000 or greater:

Insured Employee
Coverage Duration                                   Spread
--------------------------------------------------  ------
1-10                                                0.40%
11-20                                               0.20
20 and thereafter                                   0.10

The interest earned by the Loan Account Value will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.

POLICY CHANGES

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

INCREASES: You may increase the Specified Amount for an Insured Employee at any time subject to satisfactory evidence of insurability which may be required.

DECREASES: Generally, you may decrease the Specified Amount for an Insured Employee with our consent; however, no decrease may reduce the Specified Amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the fifth Policy Year is subject to approval of this feature by the New York Insurance Department and to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the Policy owner.

- Changes from Death Benefit Option 1 to Death Benefit Option 2 are allowed at any time. The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

- Changes from Death Benefit Option 2 to Death Benefit Option 1 are allowed at any time. The new Specified Amount will equal the Specified Amount plus the Total Account Value as of the time of the change.

- Changes from Death Benefit Option 3 to Death Benefit Option 1 are allowed at any time. The Specified Amount will be increased to equal the Specified Amount prior to the change plus the Accumulated Premiums at the time of the change.

- Changes from Death Benefit Option 3 to Death Benefit Option 2 are allowed at any time. The Specified Amount will be reduced to equal the Specified Amount prior to the change minus the greater of zero or the difference between the Total Account Value and the sum of the Accumulated Premiums at the time of the change.

- Changes from Death Benefit Options 1 or 2 to Death Benefit Option 3 are not allowed.

RIGHT TO EXAMINE THE POLICY

The Policy has a "Right to Examine Period" during which you may examine the Policy. If, for any reason, you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy. If you return (cancel) the Policy, we will pay a refund equal to all premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums you paid by check may be delayed until the check clears your bank. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account.

TERMINATION OF INSURANCE

All coverage under this policy will automatically terminate upon your surrender of the Policy.

Insurance will terminate as to any Insured Employee under this Policy on the earliest of the following dates:

1. The date of death of the Insured Employee; or

2. The date the portion of the Loan Account Value allocated to the Insured Employee exceeds the portion of the sum of the Separate Account Value and Fixed Account Value allocated to the Insured Employee; or

3. The date we receive a Written Request from the Insured Employee to terminate his/her coverage under the Policy; or

4. The date the Grace Period, as defined in the Grace Period provision, ends.

Any Monthly Deduction made after termination of coverage for any Insured Employee will not be considered a reinstatement of the coverage for that employee nor a waiver by us of the termination. Any such deduction will be refunded.

DEATH BENEFIT

The Death Benefit for an Insured Employee under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured Employee's death (a certified copy of the death certificate). Payment of the Death Benefit may be delayed if the Policy is being contested.

POLICY SETTLEMENT

SETTLEMENT OPTIONS

Options other than payments by lump sum may be offered.


RIDERS



We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy, they may vary be state of issue, and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here.



TERM INSURANCE RIDER


The Policy can be issued with a Term Insurance Rider as a portion of the total Death Benefit. The Rider provides term life insurance on the lives of those employees for whom it is elected by the Employer, which is annually renewable to Attained Age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The Rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in Total Account Value to fund life insurance coverage in later Policy Years. However, term coverage does not have an associated Account Value. The amount of coverage provided under the Rider's Benefit Amount, varies from month to month.

The Benefit Amount is the Target Face Amount minus the Specified Amount. However, if the Death Benefit of the Policy is defined as a percentage of the Total Account Value, the Benefit Amount is zero.

The cost of the Rider is added to the Monthly Deductions, and is based on the Insured Employee's premium class, Issue Age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year.

If the Policy's Death Benefit increases as a result of an increase in Total Account Value (see "Life Insurance Qualification"), the Rider's Target Death Benefit will be reduced by an equivalent amount to maintain the total desired Death Benefit.

The Rider's Death Benefit is included in the total Death Benefit paid under the Policy. (See "Death Benefit Options.")


CASH VALUE ENHANCEMENT RIDER



The Policy can be issued with a Cash Value Enhancement Rider. This Rider provides additional Surrender Value if the portion allocated to an Insured Employee is fully surrendered within 7 years of the Date of Issue of the initial coverage on the Insured Employee. This Rider must be elected at application, and is only available on policies with an average annual premium of $500,000 or greater. If the Cash Value Enhancement Rider is elected, its benefit replaces the Premium Load Refund benefit on the Policy. There is no cost for this Rider.



Under this Rider, the full Surrender Value of the Policy will equal:



1. The portion of the Total Account Value allocated to the Insured Employee on the date of surrender; less



2. The portion of the Loan Account Value allocated to the Insured Employee plus any accrued interest; plus



3. The Insured Employee's Cash Value Enhancement ("CVE") benefit, if any.



The Insured Employee's Cash Value Enhancement benefit will equal:



1. The Cash Value Enhancement Rate (CVE%); times



2. The Term Blend Adjustment Factor; times



3. The Insured Employee's Cumulative Cash Value Enhancement Premium.

The current value of the Cash Value Enhancement Rate varies by Insured Employee coverage duration:



Policy Year                                         CVE%
-----------                                         -----
1                                                   14.0%
2                                                   11.0%
3                                                    9.0%
4                                                    7.0%
5                                                    5.0%
6                                                    3.0%
7                                                    1.0%



The Cash Value Enhancement Rate may be changed at any time, and will not exceed 15% in any Insured Employee coverage duration.



The Term Blend Adjustment Factor is equal to 1.0 unless a Term Insurance Rider is attached to this Policy. If a Term Insurance Rider is attached to this Policy, the Term Blend Adjustment Factor will equal



      - 0.6, plus



      - 0.4 times the ratio of the Basic Policy Specified Amount to the Target Face Amount.



The Insured Employee's Cumulative CVE Premium is the sum of the CVE Premium for all prior Insured Employee coverage durations, years, plus the CVE Premium for the current Insured Employee coverage duration. During the first coverage duration, the sum of the CVE Premium for all coverage durations years is zero. The CVE Premium for any Insured Employee coverage duration is the lesser of (a) and (b):



      (a) the sum of the portion of the premiums allocated to the Insured Employee paid during the coverage duration; less the sum of any partial surrenders during the coverage duration; or



      (b) the Target Premium for the coverage duration allocated to the Inusred Employee; times the ratio of the Target Face Amount to the Basic Policy Specified
           Amount.



This Rider will end on the first to occur of:



      -  seven years after the Date of Issue of the initial coverage; or



      -  the Maturity Date of the initial coverage; or



      -  the death of the Insured Employee; or



      -  the date this coverage is terminated; or



      - the next Monthly Deduction Day after we receive your written request to terminate this Rider.



The coverage provided for an Insured Employee under this Rider will terminate in the event that this coverage is exchanged for another under Section 1035 of the Internal Revenue Code.



THE COMPANY


DIRECTORS AND OFFICERS OF LLANY


The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 100 Madison Street, Suite 1860, Syracuse, NY 13202, and each has been employed by LLANY or its affiliates for more than 5 years.

       Name, Address and
  Position(s) with Registrant         Principal Occupations Last Five Years
-------------------------------------------------------------------------------
J. PATRICK BARRETT                Chairman and Chief Executive Officer
DIRECTOR                          [9/87-present] Carpat Investments; Chief
4605 Watergap                     Executive Officer and Director
Manlius, NY 13104                 [3/89-present]; Syracuse Executive Air
                                  Service, Incorporated; Director
                                  [6/89-present], Bennington Iron Works,
                                  Incorporated; Director [1998-present] Coyne
                                  Industrial Enterprises Corporation. Formerly:
                                  President, Chief Operating Officer and
                                  Director [4/98-2001], Telergy, Incorporated.

ROBERT D. BOND                    Vice President [5/98-present], The Lincoln
DIRECTOR                          National Life Insurance Company. Formerly:
1300 South Clinton Street         Senior Vice President [95-98], Great-West
Fort Wayne, IN 46801              Life Assurance Company.

JON A. BOSCIA                     President, Chief Executive Officer and
DIRECTOR                          Director [1/98-present], Lincoln National
Centre Square                     Corporation; Chief Executive Officer,
West Tower                        President and Director [present], Lincoln
1500 Market Street                National Management Corporation; President
Suite 3900                        and Director [present], The Lincoln National
Philadelphia, PA 19102            Life Insurance Company. Formerly: President
                                  and Chief Executive Officer [10/96-1/98],
                                  President and Chief Operating Officer
                                  [5/94-10/96], The Lincoln National Life
                                  Insurance Company.

JANET CHRZAN                      Director, Senior Vice President and Chief
CHIEF FINANCIAL OFFICER           Financial Officer [4/00-present], The Lincoln
AND SECOND VICE PRESIDENT         National Life Insurance Company; Vice
1300 South Clinton Street         President and Treasurer [present], The
Fort Wayne, IN 46801              Financial Alternative; Formerly: Vice
                                  President and Treasurer [8/95-4/00] The
                                  Lincoln National Life Insurance Company.

JOHN H. GOTTA                     Director, Second Vice President and Assistant
DIRECTOR, SECOND VICE PRESIDENT   Secretary [12/99-present], Lincoln Life &
AND ASSISTANT SECRETARY           Annuity Company of New York; Chief Executive
350 Church Street                 Officer of Life Insurance, Executive Vice
Hartford, CT 06103                President and Assistant Secretary
                                  [12/99-present]. Formerly: Senior Vice
                                  President and Assistant Secretary
                                  [4/98-12/99], Senior Vice President
                                  [2/98-4/98], Vice President and General
                                  Manager [1/98-2/98], The Lincoln National
                                  Life Insurance Company; Senior Vice President
                                  [3/96-12/97], Connecticut General Life
                                  Insurance Company.

BARBARA S. KOWALCZYK              Senior Vice President, Corporation Planning
DIRECTOR                          [5/94-present], Lincoln National Corporation
Centre Square
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102

MARGUERITE L. LACHMAN             Principal [11/99-present], Lend Lease Real
DIRECTOR                          Estate Investments. Formerly: Managing
437 Madison Avenue,               Director [4/87-11/99], Schroeder Real Estate
18th Floor                        Associates.
New York, NY 10022

LOUIS G. MARCOCCIA                Senior Vice President for Business, Finance
DIRECTOR                          and Administrative Services, [1975-present],
Syracuse University               Syracuse University.
Syracuse, NY 13244

       Name, Address and
  Position(s) with Registrant         Principal Occupations Last Five Years
-------------------------------------------------------------------------------
GARY W. PARKER                    Senior Vice President and Chief Product
DIRECTOR                          Officer [3/00-present], Vice President,
350 Church Street                 Product Management [7/98-3/00], The Lincoln
Hartford, CT 06103                National Life Insurance Company. Formerly:
                                  Senior Vice President, Life Products
                                  [10/97-6/98], Vice President, Marketing
                                  Services [9/89-10/97], Life of Virginia.

JOHN M. PIETRUSKI                 Chairman of the Board, Texas Biotechnology
DIRECTOR                          Corporation.
One Penn Plaza
Suite 3408
New York, NY 10119

RON J. PONDER                     Director [99-present], Lincoln National
DIRECTOR                          Corporation; President and Chief Executive
25 Airport Road                   Officer [00-present], Cap Gemini Ernst &
Morristown, NJ 07960              Young Telecom, Media & Networks- Americas.
                                  Formerly: Executive Vice President,
                                  Operations & Service [96-97], American
                                  Telephone & Telegraph Company; President and
                                  Chief Executive Officer [97-99], BDSI,
                                  Incorporated.

MARK E. REYNOLDS                  Senior Vice President [4/01-present] The
DIRECTOR                          Lincoln National Life Insurance Company,
1300 South Clinton St.            Director [5/01-present] First Penn- Pacific
Fort Wayne, IN 46802              Life Insurance Company. Formerly: Executive
                                  Vice President and Chief Financial Officer
                                  [8/96-4/01] Cova Financial Services.

LORRY J. STENSRUD                 Director, Executive Vice President and Chief
PRESIDENT AND DIRECTOR            Executive Officer of Annuities
1300 South Clinton Street         [6/00-present]; The Lincoln National Life
Fort Wayne, IN 46802              Insurance Company; Director, [6/00-present],
                                  Lincoln Financial Group Foundation,
                                  Incorporated.

RICHARD C. VAUGHAN                Executive Vice President and Chief Financial
DIRECTOR                          Officer [1/95-present], Lincoln National
Centre Square                     Corporation.
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102


ADDITIONAL INFORMATION

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary and before proceeds are applied to a Settlement Option, we will send you a report containing the following information:

- a statement of changes in the Total Account Value and Surrender Value since the prior report or since the Date of Issue, if there has been no prior report. This includes a statement of Monthly Deductions and investment results and any interest earnings for the report period;

- Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary;

- a projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.

If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each Separate Account. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.

The number of Fund shares which each Policy owner is entitled to direct a vote is determined by dividing the portion of Total Account Value attributable to a Fund, if any, by the net asset value of one share in the Fund. Where the value of the Total Account Value or the Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting. Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through Account S.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the Separate Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

FUND PARTICIPATION AGREEMENTS


In order to make the Funds available, LLANY has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, LLANY must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, LLANY may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.

STATE REGULATION

LLANY is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. An annual statement in a prescribed form is filed with the New York Insurance Department each year covering the operation of LLANY for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine LLANY's contract liabilities and reserves so that the Insurance Department may certify the items are correct. LLANY's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the New York Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

LEGAL PROCEEDINGS


LLANY may be involved in various pending or threatened legal proceedings arising from the conduct of its business. These legal proceedings are routine and in the ordinary course of business.


THE REGISTRATION STATEMENT

A Registration Statement under the 1933 Act has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES

LLANY intends to offer the Policy in New York. Lincoln Financial Advisors Corporation ("LFA"), an affiliate of LLANY and the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). LFA has overall responsibility for establishing a selling plan for the Policies. Compensation by LLANY to the Principal Underwriter is separate from that paid to the selling house, the registered representative and any other selling intermediaries. The principal business address of LFA is 350 Church Street, Hartford, CT 06103.


The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for LLANY, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are LFA, and Lincoln Financial Distributors, both of whom are our affiliates. Registered representatives may receive commission and service fees up to 35% of the first year premium, plus up to 10% of all other premiums paid. In lieu of premium-based commission, LLANY may pay equivalent amounts over time based on Accumulation Value. Registered representatives are also eligible for cash bonuses and "non-cash compensation." The latter (as defined in NASD
Rule 2820) is represented by such things as office space, computers, club credit, prizes, awards, training and education meetings.



Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



All compensation is paid from our resources, which include fees and charges imposed under the Policy.


RECORDS AND ACCOUNTS

Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of LLANY as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Funds shares held in the Separate Account will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

EXPERTS


The financial statements of the Separate Account and the statutory-basis financial statements of LLANY appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports appearing elsewhere in this Prospectus and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their report given on their authority as experts in accounting and auditing.



Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.



Legal matters in connection with the Policies described herein are being passed upon by Robert O. Sheppard, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.


ADVERTISING

We are a member of Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

TAX ISSUES


INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state or local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of federal and state tax rules to your individual situation.

TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

POLICIES WHICH ARE MECS

CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

POLICIES WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY
YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the your income.

OTHER CONSIDERATIONS

INSURED LIVES PAST AGE 100. If the Insured Employee survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the Insured Empoyee attains age 100.

COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

TAX STATUS OF LLANY

Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any

Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

COMMUNICATIONS WITH LLANY

PROPER WRITTEN FORM


Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to LLANY, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office. We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity.



RECEIPT OF WRITTEN COMMUNICATIONS



Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day; payments or requests received on or after 4:00 p.m. Eastern time on a business day will normally be effective as of the end of the next business day.



ELECTRONIC COMMUNICATIONS



We allow electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using electronic means, the Owner, or his/her authorized representative, may have to provide the following:
Policy number, partial Social Security number, and/or such other information as we may require to verify the identity and authority of the initiator. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


MISCELLANEOUS POLICY PROVISIONS

The Policy, including riders, which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

PAYMENT OF BENEFITS

All benefits are payable by us. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

INCONTESTABILITY

We will not contest coverage under the Policy with respect to an Insured Employee after the Policy has been in force during the lifetime of the Insured Employee for a period of two years from the Policy's Date of Issue of Initial Coverage on any Insured Employee, except for nonpayment of premium sufficient to pay monthly deductions.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured Employee more than two years from its effective date, except for nonpayment of premium sufficient to pay monthly deductions.

SUICIDE

If the Insured Employee commits suicide within two years from the Policy's Date of Issue of Initial Coverage for the Insured Employee, the only benefit paid will be the sum of:

a) premiums paid with respect to the Insured Employee less amounts allocated to the Separate Account; and

b) the portion of the Separate Account Value allocated to the Insured Employee on the date of suicide, plus the portion of the Monthly Deduction allocated to the Insured Employee from the Separate Account Value, minus

c) the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account with respect to the Insured Employee.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

COVERAGE BEYOND MATURITY

Upon the Maturity Date of the Insured Employee, the following will apply:

  Any extra benefit riders will be terminated.

  We will continue to credit interest to the Total Account Value of this Policy as described in the Interest Credited provision.

  After the Insured Employee reaches Attained Age 100 the portion of the Separate Account Value of this Policy allocated to the Insured Employee will be transferred to the Fixed Account.

  Monthly Deductions will be calculated with a Cost of Insurance rate equal to zero.

  Proceeds payable on death will be as described in the Proceeds provision of this Policy, but will not exceed the Policy's cash value.

  The Paid Up Nonforfeiture Option will not be available.

All other rights and benefits as described within the provisions of this Policy will be available during the lifetime of the Insured Employee.

NONPARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

                                   APPENDIX A

   ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND SURRENDER VALUES


The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values and Surrender Values of a Policy issued with an Insured Employee of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross after tax annual rate of 0%, 6%, and 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Total Account Values, Surrender Values and Death Benefit Proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium.


Tables I and II illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwritten issue. Tables III and IV illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V and VI illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. All Tables show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over a designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, and V assume the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 1.10% in Policy Years 1-10, 0.90% in Policy Years 11-20, and 0.80% in Policy Years 21 and thereafter on an annual basis, the maximum allowable premium load of 12.0% up to the first year's Target Premium and 5% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 9% up to the second year's Target Premium and 5% over the Target Premium, are assessed in the second through fifth Policy Year and 5% on all premium in all Policy years thereafter, and an assumed Premium Tax charge of 5% on all premium in all Policy Years.

Tables II, IV and VI assume that the current scale of Cost of Insurance rates applies during all Policy Years. These tables also assume the current mortality and expense risk charge of 0.40% on an annual basis for the first 10 Policy Years, 0.20% for Policy Years 11-20, and 0.10% for Policy Years 21 and thereafter, the current premium load of 7.50% up to the first Policy Year's target premium and 1.0% over the target premium, the current premium load of 6.0% up to the second Policy Year's target premium and 1.0% over the target premium, the current pemium load of 3.50% up to the third through the fifth years' target premiums and 1.0% over the target pemiums, the current premium load of 1.50% up to the sixth and later years' target premiums and 1.0% over the target premiums and an assumed Premium Tax charge of 2.00% on all premiums in all Policy Years.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See individual prospectuses for each Fund for more information.


In addition, these values reflect the application of the mortality and expense risk charge, premium load and assumed premium tax charge described above. After deduction of these amounts, the illustrated net annual return on a maximum charge basis is -1.95%, 4.05% and 10.05% for Policy Years 1-10, -1.75%, 4.25%
and 10.25% on a maximum charge basis for Policy Years 11-20, and -1.65%, 4.35% and 10.35% for Policy Years 21 and thereafter. The illustrated net annual return on a current charge basis is -1.25%, 4.75% and 10.75% for Policy Years
1-10, -1.05%, 4.95% and 10.95% for Policy Years 11-20, and -.95%, 5.05% and
11.05% for Policy Years 21 and thereafter.



The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.85% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001.



Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the portfolio expense table. Assuming those waivers and reimbursements were discontinued, the Fund investment advisory fees and other expenses arithmetic average would be equivalent to an annual effective rate of 0.89% of the daily net asset value of the Separate Account.


The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Account S, and if no Policy loans have been made. The tables are based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured Employee's age, and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.


The illustrations assume the selection of a Cash Value Enhancement Rider.

                                    TABLE I


      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1
                       WITH CASH VALUE ENHANCEMENT RIDER


               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      18,364      19,545       20,726
 2                53,813     467,500     467,500      467,500      37,096      40,662       44,373
 3                82,753     467,500     467,500      467,500      55,455      62,648       70,433
 4               113,141     467,500     467,500      467,500      73,455      85,558       99,188
 5               145,048     467,500     467,500      467,500      91,092     109,434      130,933

 6               178,550     467,500     467,500      467,500     109,365     135,385      167,129
 7               213,728     467,500     467,500      521,760     127,269     162,468      206,954
 8               224,414     467,500     467,500      552,828     122,515     167,098      225,792
 9               235,635     467,500     467,500      585,724     117,566     171,754      246,251
10               247,417     467,500     467,500      620,566     112,390     176,422      268,451

15               315,773     467,500     467,500      828,739      82,197     199,688      410,938
20               403,015     467,500     467,500    1,106,026      40,602     221,388      622,685
25               514,361           0     467,500    1,474,788           0     236,878      930,563
30               656,470           0     467,500    1,963,018           0     237,698    1,370,754

20 (Age 65)      403,015     467,500     467,500    1,106,026      40,602     221,388      622,685


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               21,489      22,670       23,851
 2               40,221      43,787       47,498
 3               58,580      65,773       73,558
 4               76,580      88,683      102,313
 5               94,217     112,559      134,058
 6              109,365     135,385      167,129
 7              127,269     162,468      206,954
 8              122,515     167,098      225,792
 9              117,566     171,754      246,251
10              112,390     176,422      268,451
15               82,197     199,688      410,938
20               40,602     221,388      622,685
25                    0     236,878      930,563
30                    0     237,698    1,370,754
20 (Age 65)      40,602     221,388      622,685


Amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II


      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1
                       WITH CASH VALUE ENHANCEMENT RIDER


               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      21,428      22,755       24,083
 2                53,813     467,500     467,500      467,500      42,812      46,838       51,025
 3                82,753     467,500     467,500      467,500      64,428      72,608       81,452
 4               113,141     467,500     467,500      467,500      85,688      99,530      115,096
 5               145,048     467,500     467,500      467,500     106,631     127,704      152,360

 6               178,550     467,500     467,500      504,300     127,786     157,755      194,196
 7               213,728     467,500     477,176      605,697     148,678     189,270      240,248
 8               224,414     467,500     482,388      647,451     145,456     197,022      264,439
 9               235,635     467,500     487,820      692,312     142,186     205,090      291,063
10               247,417     467,500     493,472      740,528     138,850     213,471      320,345

15               315,773     467,500     528,852    1,048,607     121,236     262,236      519,961
20               403,015     467,500     568,932    1,490,612      98,332     320,305      839,204
25               514,361     467,500     624,912    2,162,859      71,902     394,307    1,364,722
30               656,470     467,500     692,515    3,166,059      33,338     483,575    2,210,824

20 (Age 65)      403,015     467,500     568,932    1,490,612      98,332     320,305      839,204


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               24,928      26,255       27,583
 2               48,312      52,338       56,525
 3               71,178      79,358       88,202
 4               92,688     106,530      122,096
 5              112,881     133,954      158,610
 6              132,286     162,255      198,696
 7              150,428     191,020      241,998
 8              145,456     197,022      264,439
 9              142,186     205,090      291,063
10              138,850     213,471      320,345
15              121,236     262,236      519,961
20               98,332     320,305      839,204
25               71,902     394,307    1,364,722
30               33,338     483,575    2,210,824
20 (Age 65)      98,332     320,305      839,204


Amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE III


      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                                GUARANTEED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1
                       WITH CASH VALUE ENHANCEMENT RIDER


               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      18,364      19,545       20,726
 2                53,813     467,500     467,500      467,500      37,096      40,662       44,373
 3                82,753     467,500     467,500      467,500      55,455      62,648       70,433
 4               113,141     467,500     467,500      467,500      73,455      85,558       99,188
 5               145,048     467,500     467,500      467,500      91,092     109,434      130,933

 6               178,550     467,500     467,500      467,500     109,365     135,385      167,129
 7               213,728     467,500     467,500      521,760     127,269     162,468      206,954
 8               224,414     467,500     467,500      552,828     122,515     167,098      225,792
 9               235,635     467,500     467,500      585,724     117,566     171,754      246,251
10               247,417     467,500     467,500      620,566     112,390     176,422      268,451

15               315,773     467,500     467,500      828,739      82,197     199,688      410,938
20               403,015     467,500     467,500    1,106,026      40,602     221,388      622,685
25               514,361           0     467,500    1,474,788           0     236,878      930,563
30               656,470           0     467,500    1,963,018           0     237,698    1,370,754
 Age 65          403,015     467,500     467,500    1,106,026      40,602     221,388      622,685

20 (Age 65)


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               21,489      22,670       23,851
 2               40,221      43,787       47,498
 3               58,580      65,773       73,558
 4               76,580      88,683      102,313
 5               94,217     112,559      134,058
 6              109,365     135,385      167,129
 7              127,269     162,468      206,954
 8              122,515     167,098      225,792
 9              117,566     171,754      246,251
10              112,390     176,422      268,451
15               82,197     199,688      410,938
20               40,602     221,388      622,685
25                    0     236,878      930,563
30                    0     237,698    1,370,754
 Age 65          40,602     221,388      622,685
20 (Age 65)


Amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV


      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                                GUARANTEED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1
                       WITH CASH VALUE ENHANCEMENT RIDER


               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      21,115      22,433       23,751
 2                53,813     467,500     467,500      467,500      42,290      46,281       50,433
 3                82,753     467,500     467,500      467,500      63,784      71,894       80,663
 4               113,141     467,500     467,500      467,500      84,988      98,718      114,158
 5               145,048     467,500     467,500      467,500     105,917     126,830      151,298

 6               178,550     467,500     467,500      501,245     127,075     156,832      193,020
 7               213,728     467,500     474,729      602,418     147,968     188,300      238,947
 8               224,414     467,500     479,864      643,889     144,733     195,991      262,984
 9               235,635     467,500     485,180      688,382     141,428     203,980      289,410
10               247,417     467,500     490,674      736,133     138,033     212,261      318,444

15               315,773     467,500     524,984    1,040,663     119,945     260,318      516,022
20               403,015     467,500     563,123    1,475,013      95,809     317,034      830,422
25               514,361     467,500     615,398    2,129,403      66,309     388,304    1,343,612
30               656,470     467,500     677,758    3,097,860      21,994     473,271    2,163,202

20 (Age 65)      403,015     467,500     563,123    1,475,013      95,809     317,034      830,422


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               24,615      25,933       27,251
 2               47,790      51,781       55,933
 3               70,534      78,644       87,413
 4               91,988     105,718      121,158
 5              112,167     133,080      157,548
 6              131,575     161,332      197,520
 7              149,718     190,050      240,697
 8              144,733     195,991      262,984
 9              141,428     203,980      289,410
10              138,033     212,261      318,444
15              119,945     260,318      516,022
20               95,809     317,034      830,422
25               66,309     388,304    1,343,612
30               21,994     473,271    2,163,202
20 (Age 65)      95,809     317,034      830,422


Amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE V


      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                                SIMPLIFIED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1
                       WITH CASH VALUE ENHANCEMENT RIDER


               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      18,364      19,545       20,726
 2                53,813     467,500     467,500      467,500      37,096      40,662       44,373
 3                82,753     467,500     467,500      467,500      55,455      62,648       70,433
 4               113,141     467,500     467,500      467,500      734,55      85,558       99,188
 5               145,048     467,500     467,500      467,500      91,092     109,434      130,933

 6               178,550     467,500     467,500      467,500     109,365     135,385      167,129
 7               213,728     467,500     467,500      521,760     127,269     162,468      206,954
 8               224,414     467,500     467,500      552,828     122,515     167,098      225,792
 9               235,635     467,500     467,500      585,724     117,566     171,754      246,251
10               247,417     467,500     467,500      620,566     112,390     176,422      268,451

15               315,773     467,500     467,500      828,739      82,197     199,688      410,938
20               403,015     467,500     467,500    1,106,026      40,602     221,388      622,685
25               514,361           0     467,500    1,474,788           0     236,878      930,563
30               656,470           0     467,500    1,963,018           0     237,698    1,370,754

20 (Age 65)      403,015     467,500     467,500    1,106,026      40,602     221,388      622,685


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               21,489      22,670       23,851
 2               40,221      43,787       47,498
 3               58,580      65,773       73,558
 4               76,580      88,683      102,313
 5               94,217     112,559      134,058
 6              109,365     135,385      167,129
 7              127,269     162,468      206,954
 8              122,515     167,098      225,792
 9              117,566     171,754      246,251
10              112,390     176,422      268,451
15               82,197     199,688      410,938
20               40,602     221,388      622,685
25                    0     236,878      930,563
30                    0     237,698    1,370,754
20 (Age 65)      40,602     221,388      622,685


Amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI


      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                                SIMPLIFIED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $467,500
                             DEATH BENEFIT OPTION 1
                       WITH CASH VALUE ENHANCEMENT RIDER


               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
 1                26,250     467,500     467,500      467,500      21,292      22,615       23,939
 2                53,813     467,500     467,500      467,500      42,632      46,644       50,817
 3                82,753     467,500     467,500      467,500      64,249      72,403       81,220
 4               113,141     467,500     467,500      467,500      85,511      99,316      114,838
 5               145,048     467,500     467,500      467,500     106,455     127,479      152,074

 6               178,550     467,500     467,500      503,480     127,612     157,517      193,880
 7               213,728     467,500     476,550      604,821     148,506     189,022      239,900
 8               224,414     467,500     481,753      646,514     145,285     196,763      264,056
 9               235,635     467,500     487,178      691,310     142,017     204,820      290,641
10               247,417     467,500     492,775      739,385     138,658     213,170      319,851

15               315,773     467,500     527,262    1,045,316     120,570     261,447      518,329
20               403,015     467,500     565,569    1,481,611      96,432     318,412      834,137
25               514,361     467,500     618,076    2,138,940      66,946     389,994    1,349,630
30               656,470     467,500     680,735    3,111,851      22,695     475,350    2,172,972

20 (Age 65)      403,015     467,500     565,569    1,481,611      96,432     318,412      834,137


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
 1               24,792      26,115       27,439
 2               48,132      52,144       56,317
 3               70,999      79,153       87,970
 4               92,511     106,316      121,838
 5              112,705     133,729      158,324
 6              132,112     162,017      198,380
 7              150,256     190,772      241,650
 8              145,285     196,763      264,056
 9              142,017     204,820      290,641
10              138,658     213,170      319,851
15              120,570     261,447      518,329
20               96,432     318,412      834,137
25               66,946     389,994    1,349,630
30               22,695     475,350    2,172,972
20 (Age 65)      96,432     318,412      834,137


Amounts are in dollars.

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                           MORTALITY &
                                                           EXPENSE
                                                           CHARGES
                                                           PAYABLE TO
                                                           LINCOLN
                                                           LIFE & ANNUITY
                                                           COMPANY OF
SUBACCOUNT                      INVESTMENTS  TOTAL ASSETS  NEW YORK                 NET ASSETS
----------------------------------------------------------------------------------------------
American Century VP Income &
   Growth                       $     2,139  $      2,139                 $2        $    2,137
American Century VP
   International                      2,040         2,040                  2             2,038
AFIS Global Small
   Capitalization Class 2             2,355         2,355                  2             2,353
AFIS Growth Class 2                   2,230         2,230                  2             2,228
AFIS Growth-Income Class 2            2,159         2,159                  2             2,157
AFIS High-Yield Bond Class 2          2,091         2,091                  2             2,089
AFIS International Class 2            2,096         2,096                  2             2,094
AFIS U.S. Government/AAA Rated
   Securities Class 2                 1,987         1,987                  2             1,985
AIM V.I. Growth                       2,069         2,069                  2             2,067
AIM V.I. International Equity         2,016         2,016                  2             2,014
AIM V.I. Value                        2,097         2,097                  2             2,095
AVPSF Growth and Income               2,082         2,082                  2             2,080
AVPSF Premier Growth                  2,146         2,146                  2             2,144
AVPSF AllianceBernstein Small
   Cap Value                          2,286         2,286                  2             2,284
AVPSF Technology                      2,296         2,296                  2             2,294
Baron Capital Asset Insurance
   Shares                             2,345         2,345                  2             2,343
Deutsche VIT EAFE Equity Index        2,029         2,029                  2             2,027
Deutsche VIT Equity 500 Index         2,121         2,121                  2             2,119
Deutsche VIT Small Cap Index          2,293         2,293                  2             2,291
DGPF High Yield                       2,084         2,084                  2             2,082
DGPF Growth and Income                2,125         2,125                  2             2,123
DGPF REIT                             2,169         2,169                  2             2,167
DGPF Small Cap Value                  2,213         2,213                  2             2,211
DGPF Trend                            2,288         2,288                  2             2,286
DGPF U.S. Growth                      2,132         2,132                  2             2,130
Fidelity VIP Equity Income
   Service Class                      2,133         2,133                  2             2,131
Fidelity VIP Growth Service
   Class                              2,152         2,152                  2             2,150
Fidelity VIP Overseas Service
   Class                              2,056         2,056                  2             2,054
Fidelity VIP II Asset Manager
   Service Class                      2,091         2,091                  2             2,089
Fidelity VIP II Contrafund
   Service Class                      2,082         2,082                  2             2,080
Janus Aspen Series Aggressive
   Growth Service Shares              2,114         2,114                  2             2,112
Janus Aspen Series Balanced
   Service Shares                     2,043         2,043                  2             2,041
Janus Aspen Series Flexible
   Income Service Shares              1,989         1,989                  2             1,987
Janus Aspen Series Worldwide
   Growth Service Shares              2,139         2,139                  2             2,137
LN Aggressive Growth                  2,265         2,265                  2             2,263
LN Bond                               2,009         2,009                  2             2,007
LN Capital Appreciation               2,164         2,164                  2             2,162
LN Global Asset Allocation            2,104         2,104                  2             2,102
LN International                      2,082         2,082                  2             2,080
LN Money Market                       2,008         2,008                  2             2,006
LN Social Awareness                   2,179         2,179                  2             2,177
MFS VIT Capital Opportunities         2,185         2,185                  2             2,183
MFS VIT Emerging Growth               2,201         2,201                  2             2,199
MFS VIT Total Return                  2,077         2,077                  2             2,075
MFS VIT Utilities                     1,974         1,974                  2             1,972
NB AMT Mid-Cap Growth                 2,200         2,200                  2             2,198
NB AMT Regency                        2,196         2,196                  2             2,194
Putnam VT Growth and Income
   Class IB                           2,098         2,098                  2             2,096
Putnam VT Health Sciences
   Class IB                           1,983         1,983                  2             1,981
Templeton Growth Securities           2,143         2,143                  2             2,141
Franklin Small Cap                    2,282         2,282                  2             2,280

                                          AFFILIATED  NON-AFFILIATED
--------------------------------------------------------------------
Investments at Cost                       $  26,134   $       76,316
Investments at Market                        27,822           81,015

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENTS OF OPERATIONS
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001

                      AMERICAN    AMERICAN       AFIS                        AFIS        AFIS
                      CENTURY     CENTURY        GLOBAL SMALL    AFIS        GROWTH-     HIGH-YIELD  AFIS
                      VP INCOME   VP             CAPITALIZATION  GROWTH      INCOME      BOND        INTERNATIONAL
                      & GROWTH    INTERNATIONAL  CLASS 2         CLASS 2     CLASS 2     CLASS 2     CLASS 2
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    --     $     --       $      --       $    --     $    --     $    --     $     --
  - Dividends from
     net realized
     gain on
     investments           --           --              --            --          --          --           --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)       (1)          (1)             (1)           (1)         (1)         (1)          (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                 (1)          (1)             (1)           (1)         (1)         (1)          (1)
                      ----------  -------------  --------------  ----------  ----------  ----------  -------------
NET INVESTMENT
   INCOME (LOSS)           (2)          (2)             (2)           (2)         (2)         (2)          (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          139           40             355           230         159          91           96
--------------------  ----------  -------------  --------------  ----------  ----------  ----------  -------------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            139           40             355           230         159          91           96
--------------------  ----------  -------------  --------------  ----------  ----------  ----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $   137     $     38       $     353       $   228     $   157     $    89     $     94
--------------------  ==========  =============  ==============  ==========  ==========  ==========  =============

                      AFIS
                      U.S. GOVERNMENT/
                      AAA RATED
                      SECURITIES        AIM V.I.
                      CLASS 2           GROWTH
                      SUBACCOUNT        SUBACCOUNT
--------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     --          $        5
  - Dividends from
     net realized
     gain on
     investments            --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)        (1)                 (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                  (1)                 (1)
                      ----------------  ----------
NET INVESTMENT
   INCOME (LOSS)            (2)                  3
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (13)                 64
--------------------  ----------------  ----------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             (13)                 64
--------------------  ----------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $    (15)         $       67
--------------------  ================  ==========

                                                                         AVPSF                          BARON
                      AIM V.I.                   AVPSF       AVPSF       ALLIANCEBERNSTEIN              CAPITAL
                      INTERNATIONAL  AIM V.I.    GROWTH AND  PREMIER     SMALL CAP          AVPSF       ASSET
                      EQUITY         VALUE       INCOME      GROWTH      VALUE              TECHNOLOGY  INSURANCE SHARES
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     7        $    3      $  --       $   --      $     --           $    --     $     --
  - Dividends from
     net realized
     gain on
     investments           53            42         --           --            --                --           --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)       (1)           (1)        (1)          (1)           (1)               (1)          (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                 (1)           (1)        (1)          (1)           (1)               (1)          (1)
                      -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INVESTMENT
   INCOME (LOSS)           58            43         (2)          (2)           (2)               (2)          (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          (44)           52         82          146           286               296          345
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (44)           52         82          146           286               296          345
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $    14        $   95      $  80       $  144      $    284           $   294     $    343
--------------------  =============  ==========  ==========  ==========  =================  ==========  ================


                      DEUTSCHE VIT  DEUTSCHE VIT
                      EAFE EQUITY   EQUITY 500
                      INDEX         INDEX
                      SUBACCOUNT    SUBACCOUNT
--------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $        --   $         18
  - Dividends from
     net realized
     gain on
     investments               --              1
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)           (1)            (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                     (1)            (1)
                      -----------   ------------
NET INVESTMENT
   INCOME (LOSS)               (2)            17
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               29            102
--------------------  -----------   ------------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                 29            102
--------------------  -----------   ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $        27   $        119
--------------------  ===========   ============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                                                                             FIDELITY
                                                                                                             VIP
                      DEUTSCHE VIT  DGPF        DGPF                    DGPF                                 EQUITY
                      SMALL CAP     HIGH        GROWTH AND  DGPF        SMALL CAP   DGPF        DGPF         INCOME
                      INDEX         YIELD       INCOME      REIT        VALUE       TREND       U.S. GROWTH  SERVICE CLASS
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    13       $    --     $  --       $   --      $   --      $    --     $   --       $      --
  - Dividends from
     net realized
     gain on
     investments          107            --        --           --          --           --         --              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)       (1)           (1)       (1)          (1)         (1)          (1)        (1)             (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                 (1)           (1)       (1)          (1)         (1)          (1)        (1)             (1)
                      ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
NET INVESTMENT
   INCOME (LOSS)          118            (2)       (2)          (2)         (2)          (2)        (2)             (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          173            84       125          169         213          288        132             133
--------------------  ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            173            84       125          169         213          288        132             133
--------------------  ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $   291       $    82     $ 123       $  167      $  211      $   286     $  130       $     131
--------------------  ============  ==========  ==========  ==========  ==========  ==========  ===========  =============


                      FIDELITY
                      VIP
                      GROWTH
                      SERVICE CLASS
                      SUBACCOUNT
--------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          --
  - Dividends from
     net realized
     gain on
     investments                 --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)             (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                       (1)
                      -------------
NET INVESTMENT
   INCOME (LOSS)                 (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                152
--------------------  -------------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                  152
--------------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $         150
--------------------  =============

                                                                   JANUS
                                     FIDELITY                      ASPEN SERIES                  JANUS           JANUS
                      FIDELITY       VIP II         FIDELITY       AGGRESSIVE    JANUS           ASPEN SERIES    ASPEN SERIES
                      VIP            ASSET          VIP II         GROWTH        ASPEN SERIES    FLEXIBLE        WORLDWIDE
                      OVERSEAS       MANAGER        CONTRAFUND     SERVICE       BALANCED        INCOME          GROWTH
                      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SHARES        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $      --      $      --      $     --       $     --      $      17       $     49        $       1
  - Dividends from
     net realized
     gain on
     investments             --             --            --             --             --             --               --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)         (1)            (1)           (1)            (1)            (1)            (1)              (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                   (1)            (1)           (1)            (1)            (1)            (1)              (1)
                      -------------  -------------  -------------  ------------  --------------  --------------  --------------
NET INVESTMENT
   INCOME (LOSS)             (2)            (2)           (2)            (2)            15             47               (1)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             56             91            82            114             26            (60)             138
--------------------  -------------  -------------  -------------  ------------  --------------  --------------  --------------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               56             91            82            114             26            (60)             138
--------------------  -------------  -------------  -------------  ------------  --------------  --------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $      54      $      89      $     80       $    112      $      41       $    (13)       $     137
--------------------  =============  =============  =============  ============  ==============  ==============  ==============


                      LN
                      AGGRESSIVE
                      GROWTH
                      SUBACCOUNT
--------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gain on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)          (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                    (1)
                      ----------
NET INVESTMENT
   INCOME (LOSS)              (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             265
--------------------  ----------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               265
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $      263
--------------------  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                LN
                                  LN            GLOBAL                     LN          LN          MFS VIT       MFS VIT
                      LN          CAPITAL       ASSET       LN             MONEY       SOCIAL      CAPITAL       EMERGING
                      BOND        APPRECIATION  ALLOCATION  INTERNATIONAL  MARKET      AWARENESS   OPPORTUNTIES  GROWTH
                      SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    85     $    --       $    8      $     19       $    8      $   14      $    --       $       --
  - Dividends from
     net realized
     gain on
     investments           --          --           --            --           --          --           --               --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)       (1)         (1)          (1)           (1)          (1)         (1)          (1)              (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                 (1)         (1)          (1)           (1)          (1)         (1)          (1)              (1)
                      ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
NET INVESTMENT
   INCOME (LOSS)           83          (2)           6            17            6          12           (2)              (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          (76)        164           96            63           --         165          185              201
--------------------  ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (76)        164           96            63           --         165          185              201
--------------------  ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $     7     $   162       $  102      $     80       $    6      $  177      $   183       $      199
--------------------  ==========  ============  ==========  =============  ==========  ==========  ============  ==========

                                                                      PUTNAM VT   PUTNAM VT
                      MFS VIT                 NB AMT                  GROWTH AND  HEALTH      TEMPLETON   FRANKLIN
                      TOTAL       MFS VIT     MID-CAP     NB AMT      INCOME      SCIENCES    GROWTH      SMALL
                      RETURN      UTILITIES   GROWTH      REGENCY     CLASS IB    CLASS IB    SECURITIES  CAP
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
PERIOD FROM OCTOBER
   22, 2001
   (INCEPTION) TO
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    --     $    --     $   --      $   --      $   --      $      --   $    --     $       --
  - Dividends from
     net realized
     gain on
     investments           --          --         --          --          --             --        --             --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - CVUL III Elite
     (.70% Fee Rate)       (1)         (1)        (1)         (1)         (1)            (1)       (1)            (1)
  - CVUL III-LC
     Elite (.40% Fee
     Rate)                 (1)         (1)        (1)         (1)         (1)            (1)       (1)            (1)
                      ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
NET INVESTMENT
   INCOME (LOSS)           (2)         (2)        (2)         (2)         (2)            (2)       (2)            (2)
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           77         (26)       200         196          98            (17)      143            282
--------------------  ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
NET UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             77         (26)       200         196          98            (17)      143            282
--------------------  ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $    75     $   (28)    $  198      $  194      $   96      $     (19)  $   141     $      280
--------------------  ==========  ==========  ==========  ==========  ==========  =========   ==========  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001

                      AMERICAN    AMERICAN       AFIS                        AFIS        AFIS
                      CENTURY     CENTURY        GLOBAL SMALL    AFIS        GROWTH-     HIGH-YIELD  AFIS
                      VP INCOME   VP             CAPITALIZATION  GROWTH      INCOME      BOND        INTERNATIONAL
                      & GROWTH    INTERNATIONAL  CLASS 2         CLASS 2     CLASS 2     CLASS 2     CLASS 2
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     (2)   $       (2)    $       (2)     $     (2)   $     (2)   $     (2)   $       (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           139            40            355           230         159          91            96
--------------------  ----------  -------------  --------------  ----------  ----------  ----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS         137            38            353           228         157          89            94
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000         2,000          2,000         2,000       2,000       2,000         2,000
--------------------  ----------  -------------  --------------  ----------  ----------  ----------  -------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000         2,000          2,000         2,000       2,000       2,000         2,000
--------------------  ----------  -------------  --------------  ----------  ----------  ----------  -------------
TOTAL INCREASE IN
   NET ASSETS            2,137         2,038          2,353         2,228       2,157       2,089         2,094
--------------------  ----------  -------------  --------------  ----------  ----------  ----------  -------------
NET ASSETS AT
   DECEMBER 31, 2001  $  2,137    $    2,038     $    2,353      $  2,228    $  2,157    $  2,089    $    2,094
====================  ==========  =============  ==============  ==========  ==========  ==========  =============

                      AFIS
                      U.S. GOVERNMENT/
                      AAA RATED
                      SECURITIES        AIM V.I.
                      CLASS 2           GROWTH
                      SUBACCOUNT        SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $      (2)        $        3
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (13)                64
--------------------  ----------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          (15)                67
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases            2,000              2,000
--------------------  ----------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS           2,000              2,000
--------------------  ----------------  ----------
TOTAL INCREASE IN
   NET ASSETS             1,985              2,067
--------------------  ----------------  ----------
NET ASSETS AT
   DECEMBER 31, 2001  $   1,985         $    2,067
====================  ================  ==========

                                                                         AVPSF                          BARON
                      AIM V.I.                   AVPSF       AVPSF       ALLIANCEBERNSTEIN              CAPITAL
                      INTERNATIONAL  AIM V.I.    GROWTH AND  PREMIER     SMALL CAP          AVPSF       ASSET
                      EQUITY         VALUE       INCOME      GROWTH      VALUE              TECHNOLOGY  INSURANCE SHARES
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $       58     $     43    $     (2)   $     (2)   $        (2)       $     (2)   $       (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (44)          52          82         146            286             296           345
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            14           95          80         144            284             294           343
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases             2,000        2,000       2,000       2,000          2,000           2,000         2,000
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS            2,000        2,000       2,000       2,000          2,000           2,000         2,000
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
TOTAL INCREASE IN
   NET ASSETS              2,014        2,095       2,080       2,144          2,284           2,294         2,343
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET ASSETS AT
   DECEMBER 31, 2001  $    2,014     $  2,095    $  2,080    $  2,144    $     2,284        $  2,294    $    2,343
====================  =============  ==========  ==========  ==========  =================  ==========  ================


                      DEUTSCHE VIT  DEUTSCHE VIT
                      EAFE EQUITY   EQUITY 500
                      INDEX         INDEX
                      SUBACCOUNT    SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $        (2)  $         17
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               29            102
--------------------  -----------   ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS             27            119
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases              2,000          2,000
--------------------  -----------   ------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS             2,000          2,000
--------------------  -----------   ------------
TOTAL INCREASE IN
   NET ASSETS               2,027          2,119
--------------------  -----------   ------------
NET ASSETS AT
   DECEMBER 31, 2001  $     2,027   $      2,119
====================  ===========   ============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                                                                             FIDELITY
                                                                                                             VIP
                      DEUTSCHE VIT  DGPF        DGPF                    DGPF                                 EQUITY
                      SMALL CAP     HIGH        GROWTH AND  DGPF        SMALL CAP   DGPF        DGPF         INCOME
                      INDEX         YIELD       INCOME      REIT        VALUE       TREND       U.S. GROWTH  SERVICE CLASS
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     118     $     (2)   $     (2)   $     (2)   $     (2)   $     (2)   $     (2)    $       (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            173           84         125         169         213         288         132            133
--------------------  ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          291           82         123         167         211         286         130            131
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases            2,000        2,000       2,000       2,000       2,000       2,000       2,000          2,000
--------------------  ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS           2,000        2,000       2,000       2,000       2,000       2,000       2,000          2,000
--------------------  ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
TOTAL INCREASE IN
   NET ASSETS             2,291        2,082       2,123       2,167       2,211       2,286       2,130          2,131
--------------------  ------------  ----------  ----------  ----------  ----------  ----------  -----------  -------------
NET ASSETS AT
   DECEMBER 31, 2001  $   2,291     $  2,082    $  2,123    $  2,167    $  2,211    $  2,286    $  2,130     $    2,131
====================  ============  ==========  ==========  ==========  ==========  ==========  ===========  =============


                      FIDELITY
                      VIP
                      GROWTH
                      SERVICE CLASS
                      SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $          (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                152
--------------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS              150
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases                2,000
--------------------  -------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS               2,000
--------------------  -------------
TOTAL INCREASE IN
   NET ASSETS                 2,150
--------------------  -------------
NET ASSETS AT
   DECEMBER 31, 2001  $       2,150
====================  =============

                                                                   JANUS
                                     FIDELITY                      ASPEN SERIES                  JANUS           JANUS
                      FIDELITY       VIP II         FIDELITY       AGGRESSIVE    JANUS           ASPEN SERIES    ASPEN SERIES
                      VIP            ASSET          VIP II         GROWTH        ASPEN SERIES    FLEXIBLE        WORLDWIDE
                      OVERSEAS       MANAGER        CONTRAFUND     SERVICE       BALANCED        INCOME          GROWTH
                      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SHARES        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $       (2)    $       (2)    $       (2)    $       (2)   $       15      $       47      $       (1)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              56             91             82            114            26             (60)            138
--------------------  -------------  -------------  -------------  ------------  --------------  --------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            54             89             80            112            41             (13)            137
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases             2,000          2,000          2,000          2,000         2,000           2,000           2,000
--------------------  -------------  -------------  -------------  ------------  --------------  --------------  --------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS            2,000          2,000          2,000          2,000         2,000           2,000           2,000
--------------------  -------------  -------------  -------------  ------------  --------------  --------------  --------------
TOTAL INCREASE IN
   NET ASSETS              2,054          2,089          2,080          2,112         2,041           1,987           2,137
--------------------  -------------  -------------  -------------  ------------  --------------  --------------  --------------
NET ASSETS AT
   DECEMBER 31, 2001  $    2,054     $    2,089     $    2,080     $    2,112    $    2,041      $    1,987      $    2,137
====================  =============  =============  =============  ============  ==============  ==============  ==============


                      LN
                      AGGRESSIVE
                      GROWTH
                      SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $       (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             265
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS           263
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases             2,000
--------------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS            2,000
--------------------  ----------
TOTAL INCREASE IN
   NET ASSETS              2,263
--------------------  ----------
NET ASSETS AT
   DECEMBER 31, 2001  $    2,263
====================  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                LN
                                  LN            GLOBAL                     LN          LN          MFS VIT       MFS VIT
                      LN          CAPITAL       ASSET       LN             MONEY       SOCIAL      CAPITAL       EMERGING
                      BOND        APPRECIATION  ALLOCATION  INTERNATIONAL  MARKET      AWARENESS   OPPORTUNTIES  GROWTH
                      SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     83    $      (2)    $      6    $       17     $      6    $     12    $      (2)    $       (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (76)         164           96            63            -         165          185            201
--------------------  ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS           7          162          102            80            6         177          183            199
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000        2,000        2,000         2,000        2,000       2,000        2,000          2,000
--------------------  ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000        2,000        2,000         2,000        2,000       2,000        2,000          2,000
--------------------  ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
TOTAL INCREASE IN
   NET ASSETS            2,007        2,162        2,102         2,080        2,006       2,177        2,183          2,199
--------------------  ----------  ------------  ----------  -------------  ----------  ----------  ------------  ----------
NET ASSETS AT
   DECEMBER 31, 2001  $  2,007    $   2,162     $  2,102    $    2,080     $  2,006    $  2,177    $   2,183     $    2,199
====================  ==========  ============  ==========  =============  ==========  ==========  ============  ==========

                                                                      PUTNAM VT   PUTNAM VT
                      MFS VIT                 NB AMT                  GROWTH AND  HEALTH      TEMPLETON   FRANKLIN
                      TOTAL       MFS VIT     MID-CAP     NB AMT      INCOME      SCIENCES    GROWTH      SMALL
                      RETURN      UTILITIES   GROWTH      REGENCY     CLASS IB    CLASS IB    SECURITIES  CAP
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     (2)   $     (2)   $     (2)   $     (2)   $     (2)   $      (2)  $     (2)   $       (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            77         (26)        200         196          98          (17)       143           282
--------------------  ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          75         (28)        198         194          96          (19)       141           280
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000       2,000       2,000       2,000       2,000        2,000      2,000         2,000
--------------------  ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000       2,000       2,000       2,000       2,000        2,000      2,000         2,000
--------------------  ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
TOTAL INCREASE IN
   NET ASSETS            2,075       1,972       2,198       2,194       2,096        1,981      2,141         2,280
--------------------  ----------  ----------  ----------  ----------  ----------  ---------   ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2001  $  2,075    $  1,972    $  2,198    $  2,194    $  2,096    $   1,981   $  2,141    $    2,280
====================  ==========  ==========  ==========  ==========  ==========  =========   ==========  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
NOTES TO FINANCIAL STATEMENTS
1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life & Annuity Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 22, 2001, are part of the operations of LNY. The Variable Account consists of two products that are listed below:

      -  CVUL III Elite
      -  CVUL III-LC Elite

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of fifty one mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Century Variable Products Group, Inc.
     (American Century VP):
     American Century VP Income & Growth Fund
     American Century VP International Fund

   American Funds Insurance Series (AFIS):
     AFIS Global Small Capitalization Fund Class 2
     AFIS Growth Fund Class 2
     AFIS Growth-Income Fund Class 2
     AFIS High-Yield Bond Fund Class 2
     AFIS International Fund Class 2
     AFIS U.S. Government/AAA Rated Securities Fund Class 2

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

   Alliance Variable Products Series Fund, Inc. (AVPSF):
     AVPSF Growth and Income Portfolio
     AVPSF Premier Growth Portfolio
     AVPSF AllianceBernstein Small Cap Value Portfolio
     AVPSF Technology Portfolio

   Baron Capital Funds Trust:
     Baron Capital Asset Insurance Shares

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series
     DGPF Growth and Income Series
     DGPF REIT Series
     DGPF Small Cap Value Series
     DGPF Trend Series
     DGPF U.S. Growth Series

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Equity Income Portfolio Service Class
     Fidelity VIP Growth Portfolio Service Class
     Fidelity VIP Overseas Portfolio Service Class

   Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
     Fidelity VIP II Asset Manager Portfolio Service Class
     Fidelity VIP II Contrafund Portfolio Service Class

   Janus Aspen Series:
     Janus Aspen Series Aggressive Growth Portfolio Service Shares Janus Aspen Series Balanced Portfolio Service Shares
     Janus Aspen Series Flexible Income Portfolio Service Shares
     Janus Aspen Series Worldwide Growth Portfolio Service Shares

   Lincoln National Funds (LN):
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series
     MFS VIT Emerging Growth Series
     MFS VIT Total Return Series
     MFS VIT Utilities Series

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Regency Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund Class IB
     Putnam Health Sciences Fund Class IB

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Growth Securities Fund
     Franklin Small Cap Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE
   Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the two policy types within the Variable Account:

      - CVUL III Elite -- annual rate of .70% for policy years one through ten and .35% thereafter.
      - CVUL III-LC Elite -- annual rate of .40% for policy years one through ten, .20% for policy years eleven through twenty and .10% thereafter.

   Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load for sales and administrative expenses associated with the startup and maintenance of the policy. There were no such deductions for the period ended December 31, 2001. The premium loads are as follows:

      - CVUL III Elite -- 10.5% for policy year one, 7.5% for policy years two through five, 3.5% for policy years six through seven and 1.5% thereafter.
      - CVUL III-LC Elite -- 7.5% for policy year one, 6.0% for policy year two, 3.5% for policy years three through five and 1.5% thereafter.

   LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The monthly deduction also includes a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the period ended December 31, 2001 amounted to $0.

   Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the period ended December 31, 2001, no transfer fees were deducted from the variable subaccounts.

3. CONDENSED FINANCIAL INFORMATION

   A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the period ended December 31, 2001 follows. The fee rates below represent annnualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                           UNIT VALUE                                                        INVESTMENT
                           BEGINNING   UNIT VALUE     UNITS                       TOTAL      INCOME
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING(2)  NET ASSETS  RETURN(3)  RATIO(4)
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP
   INCOME & GROWTH
    CVUL III Elite (.70%
       Fee Rate) (1)       $    10.00  $       10.68             100  $    1,068      6.82%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.69             100       1,069      6.88%         --
AMERICAN CENTURY VP
   INTERNATIONAL
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.19             100       1,019      1.87%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.19             100       1,019      1.94%         --
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.76             100       1,176     17.60%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.77             100       1,177     17.67%         --
AFIS GROWTH CLASS 2
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.13             100       1,114     11.34%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.14             100       1,114     11.41%         --
AFIS GROWTH-INCOME
   CLASS 2
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.78             100       1,078      7.83%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.79             100       1,079      7.89%         --
AFIS HIGH-YIELD BOND
   CLASS 2
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.44             100       1,044      4.40%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.45             100       1,045      4.47%         --
AFIS INTERNATIONAL
   CLASS 2
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.47             100       1,047      4.68%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.47             100       1,047      4.75%         --
AFIS U.S. GOVERNMENT/AAA
   RATED SECURITIES
   CLASS 2
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00           9.92             100         992     -0.81%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00           9.93             100         993     -0.74%         --
AIM V.I. GROWTH                                                                                   0.25%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.33             100       1,033      3.33%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.34             100       1,034      3.40%         --
AIM V.I. INTERNATIONAL
   EQUITY                                                                                         0.36%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.07             100       1,007      0.68%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.08             100       1,007      0.76%         --
AIM V.I. VALUE                                                                                    0.15%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.47             100       1,047      4.73%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.48             100       1,048      4.80%         --

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE                                                        INVESTMENT
                           BEGINNING   UNIT VALUE     UNITS                       TOTAL      INCOME
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING(2)  NET ASSETS  RETURN(3)  RATIO(4)
-------------------------------------------------------------------------------------------------------
AVPSF GROWTH AND INCOME
    CVUL III Elite (.70%
       Fee Rate) (1)       $    10.00  $       10.39             100  $    1,040      3.95%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.40             100       1,040      4.02%         --
AVPSF PREMIER GROWTH
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.72             100       1,072      7.15%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.72             100       1,072      7.22%         --
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.42             100       1,142     14.17%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.42             100       1,142     14.24%         --
AVPSF TECHNOLOGY
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.46             100       1,147     14.64%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.47             100       1,147     14.71%         --
BARON CAPITAL ASSET
   INSUARANCE SHARES
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.71             100       1,171     17.11%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.72             100       1,172     17.19%         --
DEUTSCHE VIT EAFE EQUITY
   INDEX
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.13             100       1,013      1.31%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.14             100       1,014      1.38%         --
DEUTSCHE VIT EQUITY 500
   INDEX                                                                                          0.89%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.59             100       1,059      5.94%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.60             100       1,060      6.00%         --
DEUTSCHE VIT SMALL CAP
   INDEX                                                                                          0.62%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.45             100       1,145     14.53%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.46             100       1,146     14.60%         --
DGPF HIGH YIELD
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.40             100       1,041      4.04%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.41             100       1,041      4.12%         --
DGPF GROWTH AND INCOME
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.61             100       1,061      6.09%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.62             100       1,062      6.16%         --
DGPF REIT
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.83             100       1,083      8.29%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.84             100       1,084      8.37%         --
DGPF SMALL CAP VALUE
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.05             100       1,105     10.51%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.06             100       1,106     10.58%         --
DGPF TREND
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.43             100       1,143     14.28%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.43             100       1,143     14.35%         --
DGPF U.S. GROWTH
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.65             100       1,065      6.45%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.65             100       1,065      6.52%         --
FIDELITY VIP EQUITY
   INCOME SERVICE CLASS
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.65             100       1,065      6.49%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.66             100       1,066      6.56%         --
FIDELITY VIP GROWTH
   SERVICE CLASS
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.74             100       1,075      7.44%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.75             100       1,075      7.52%         --
FIDELITY VIP OVERSEAS
   SERVICE CLASS
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.27             100       1,027      2.69%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.28             100       1,027      2.75%         --
FIDELITY VIP II ASSET
   MANAGER SERVICE CLASS
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.44             100       1,044      4.43%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.45             100       1,045      4.51%         --
FIDELITY VIP II
   CONTRAFUND SERVICE
   CLASS
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.40             100       1,040      3.96%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.40             100       1,040      4.03%         --
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.56             100       1,056      5.55%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.56             100       1,056      5.62%         --
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                 0.86%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.20             100       1,020      2.04%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.21             100       1,021      2.10%         --
JANUS ASPEN
   SERIES FLEXIBLE INCOME
   SERVICE SHARES                                                                                 2.52%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00           9.93             100         993     -0.69%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00           9.94             100         994     -0.62%         --
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                          0.05%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.68             100       1,068      6.83%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.69             100       1,069      6.90%         --
LN AGGRESSIVE GROWTH
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.31             100       1,131     13.09%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.32             100       1,132     13.16%         --

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE                                                        INVESTMENT
                           BEGINNING   UNIT VALUE     UNITS                       TOTAL      INCOME
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING(2)  NET ASSETS  RETURN(3)  RATIO(4)
-------------------------------------------------------------------------------------------------------
LN BOND                                                                                           4.37%
    CVUL III Elite (.70%
       Fee Rate) (1)       $    10.00  $       10.03             100  $    1,003      0.30%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.04             100       1,004      0.37%         --
LN CAPITAL APPRECIATION
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.81             100       1,081      8.08%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.82             100       1,081      8.15%         --
LN GLOBAL ASSET
   ALLOCATION                                                                                     0.40%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.51             100       1,051      5.07%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.51             100       1,051      5.15%         --
LN INTERNATIONAL                                                                                  0.96%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.40             100       1,040      3.95%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.40             100       1,040      4.03%         --
LN MONEY MARKET                                                                                   0.41%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.03             100       1,003      0.28%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.04             100       1,003      0.37%         --
LN SOCIAL AWARENESS                                                                               0.68%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.88             100       1,088      8.82%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.89             100       1,089      8.90%         --
MFS VIT CAPITAL
   OPPORTUNITIES
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.91             100       1,091      9.12%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.92             100       1,092      9.20%         --
MFS VIT EMERGING GROWTH
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.99             100       1,099      9.90%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.00             100       1,100      9.96%         --
MFS VIT TOTAL RETURN
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.37             100       1,037      3.71%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.38             100       1,038      3.78%         --
MFS VIT UTILITIES
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00           9.86             100         986     -1.44%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00           9.86             100         986     -1.37%         --
NB AMT MID-CAP GROWTH
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.99             100       1,099      9.86%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.99             100       1,099      9.93%         --
NB AMT REGENCY
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.97             100       1,097      9.66%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.97             100       1,097      9.73%         --
PUTNAM VT GROWTH AND
   INCOME CLASS IB
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.48             100       1,048      4.79%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.49             100       1,048      4.85%         --
PUTNAM VT HEALTH SCIENCES
   CLASS IB
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00           9.90             100         990     -0.99%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00           9.91             100         991     -0.92%         --
TEMPLETON GROWTH
   SECURITIES
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          10.70             100       1,070      7.01%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          10.71             100       1,071      7.08%         --
FRANKLIN SMALL CAP
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00          11.40             100       1,140     13.95%         --
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00          11.40             100       1,140     14.02%         --

(1) Reflects less than a full year of activity. Funds were first received in this option on 10/22/2001.
(2) Reflects seed money. No contractholder funds have been received for this separate account.
(3) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                          AGGREGATE  AGGREGATE
                                          COST OF    PROCEEDS
                                          PURCHASES  FROM SALES
---------------------------------------------------------------
American Century VP Income & Growth       $  2,000   $       --
----------------------------------------
American Century VP International            2,000           --
----------------------------------------
AFIS Global Small Capitalization Class 2     2,000           --
----------------------------------------
AFIS Growth Class 2                          2,000           --
----------------------------------------
AFIS Growth-Income Class 2                   2,000           --
----------------------------------------
AFIS High-Yield Bond Class 2                 2,000           --
----------------------------------------
AFIS International Class 2                   2,000           --
----------------------------------------
AFIS U.S. Government/AAA Rated
   Securities Class 2                        2,000           --
----------------------------------------
AIM V.I. Growth                              2,005           --
----------------------------------------
AIM V.I. International Equity                2,060           --
----------------------------------------
AIM V.I. Value                               2,045           --
----------------------------------------
AVPSF Growth and Income                      2,000           --
----------------------------------------
AVPSF Premier Growth                         2,000           --
----------------------------------------
AVPSF AllianceBernstein Small Cap Value      2,000           --
----------------------------------------
AVPSF Technology                             2,000           --
----------------------------------------
Baron Capital Asset Insurance Shares         2,000           --
----------------------------------------
Deutsche VIT EAFE Equity Index               2,000           --
----------------------------------------
Deutsche VIT Equity 500 Index                2,019           --
----------------------------------------
Deutsche VIT Small Cap Index                 2,120           --
----------------------------------------
DGPF High Yield                              2,000           --
----------------------------------------
DGPF Growth and Income                       2,000           --
----------------------------------------
DGPF REIT                                    2,000           --
----------------------------------------
DGPF Small Cap Value                         2,000           --
----------------------------------------
DGPF Trend                                   2,000           --
----------------------------------------
DGPF U.S. Growth                             2,000           --
----------------------------------------
Fidelity VIP Equity Income Service Class     2,000           --
----------------------------------------
Fidelity VIP Growth Service Class            2,000           --
----------------------------------------
Fidelity VIP Overseas Service Class          2,000           --
----------------------------------------
Fidelity VIP II Asset Manager Service
   Class                                     2,000           --
----------------------------------------
Fidelity VIP II Contrafund Service Class     2,000           --
----------------------------------------
Janus Aspen Aggressive Growth Service
   Shares                                    2,000           --
----------------------------------------
Janus Aspen Balanced Service Shares          2,017           --
----------------------------------------
Janus Aspen Flexible Income Service
   Shares                                    2,049           --
----------------------------------------
Janus Aspen Worldwide Growth Service
   Shares                                    2,001           --
----------------------------------------
LN Aggressive Growth                         2,000           --
----------------------------------------
LN Bond                                      2,085           --
----------------------------------------
LN Capital Appreciation                      2,000           --
----------------------------------------
LN Global Asset Allocation                   2,008           --
----------------------------------------
LN International                             2,019           --
----------------------------------------
LN Money Market                              2,008           --
----------------------------------------
LN Social Awareness                          2,014           --
----------------------------------------
MFS VIT Capital Opportunities                2,000           --
----------------------------------------
MFS VIT Emerging Growth                      2,000           --
----------------------------------------
MFS VIT Total Return                         2,000           --
----------------------------------------
MFS VIT Utilities                            2,000           --
----------------------------------------
NB AMT Mid-Cap Growth                        2,000           --
----------------------------------------
NB AMT Regency                               2,000           --
----------------------------------------
Putnam VT Growth and Income Class IB         2,000           --
----------------------------------------
Putnam VT Health Sciences Class IB           2,000           --
----------------------------------------
Templeton Growth Securities                  2,000           --
----------------------------------------
Franklin Small Cap                           2,000           --
----------------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2001.

                                             NET
                                SHARES       ASSET      VALUE OF  COST OF
                                OUTSTANDING  VALUE      SHARES    SHARES
-------------------------------------------------------------------------
American Century VP Income &
   Growth                         331        $    6.46  $ 2,139   $2,000
------------------------------
American Century VP
   International                  310             6.59    2,040    2,000
------------------------------
AFIS Global Small
   Capitalization Class 2         205            11.48    2,355    2,000
------------------------------
AFIS Growth Class 2                51            44.08    2,230    2,000
------------------------------
AFIS Growth-Income Class 2         68            31.58    2,159    2,000
------------------------------
AFIS High-Yield Bond Class 2      178            11.74    2,091    2,000
------------------------------
AFIS International Class 2        175            11.97    2,096    2,000
------------------------------
AFIS U.S. Government/AAA Rated
   Securities Class 2             168            11.83    1,987    2,000
------------------------------
AIM V.I. Growth                   126            16.37    2,069    2,005
------------------------------
AIM V.I. International Equity     135            14.91    2,016    2,060
------------------------------
AIM V.I. Value                     90            23.35    2,097    2,045
------------------------------
AVPSF Growth and Income            94            22.16    2,082    2,000
------------------------------
AVPSF Premier Growth               85            25.16    2,146    2,000
------------------------------
AVPSF AllianceBernstein Small
   Cap Value                      204            11.18    2,286    2,000
------------------------------
AVPSF Technology                  133            17.24    2,296    2,000
------------------------------
Baron Capital Asset Insurance
   Shares                         122            19.30    2,345    2,000
------------------------------
Deutsche VIT EAFE Equity Index    242             8.39    2,029    2,000
------------------------------
Deutsche VIT Equity 500 Index     177            11.98    2,121    2,019
------------------------------
Deutsche VIT Small Cap Index      214            10.73    2,293    2,120
------------------------------
DGPF High Yield                   398             5.23    2,084    2,000
------------------------------
DGPF Growth and Income            131            16.21    2,125    2,000
------------------------------
DGPF REIT                         185            11.70    2,169    2,000
------------------------------
DGPF Small Cap Value              113            19.53    2,213    2,000
------------------------------
DGPF Trend                         91            25.23    2,288    2,000
------------------------------
DGPF U.S. Growth                  281             7.60    2,132    2,000
------------------------------
Fidelity VIP Equity Income
   Service Class                   94            22.67    2,133    2,000
------------------------------
Fidelity VIP Growth Service
   Class                           64            33.48    2,152    2,000
------------------------------
Fidelity VIP Overseas Service
   Class                          149            13.83    2,056    2,000
------------------------------
Fidelity VIP II Asset Manager
   Service Class                  145            14.41    2,091    2,000
------------------------------
Fidelity VIP II Contrafund
   Service Class                  104            20.06    2,082    2,000
------------------------------
Janus Aspen Aggressive Growth
   Service Shares                  97            21.73    2,114    2,000
------------------------------
Janus Aspen Balanced Service
   Shares                          88            23.31    2,043    2,017
------------------------------
Janus Aspen Flexible Income
   Service Shares                 166            11.98    1,989    2,049
------------------------------
Janus Aspen Worldwide Growth
   Service Shares                  75            28.38    2,139    2,001
------------------------------
LN Aggressive Growth              242             9.37    2,265    2,000
------------------------------
LN Bond                           162            12.38    2,009    2,085
------------------------------
LN Capital Appreciation           125            17.36    2,164    2,000
------------------------------
LN Global Asset Allocation        167            12.58    2,104    2,008
------------------------------
LN International                  187            11.16    2,082    2,019
------------------------------
LN Money Market                   201            10.00    2,008    2,008
------------------------------
LN Social Awareness                84            25.80    2,179    2,014
------------------------------
MFS VIT Capital Opportunities     161            13.56    2,185    2,000
------------------------------
MFS VIT Emerging Growth           122            17.98    2,201    2,000
------------------------------
MFS VIT Total Return              112            18.61    2,077    2,000
------------------------------
MFS VIT Utilities                 124            15.95    1,974    2,000
------------------------------
NB AMT Mid-Cap Growth             130            16.94    2,200    2,000
------------------------------
NB AMT Regency                    220             9.97    2,196    2,000
------------------------------
Putnam VT Growth and Income
   Class IB                        90            23.44    2,098    2,000
------------------------------
Putnam VT Health Sciences
   Class IB                       169            11.70    1,983    2,000
------------------------------
Templeton Growth Securities       193            11.09    2,143    2,000
------------------------------
Franklin Small Cap                127            17.97    2,282    2,000
------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York and
Contract Owners of Lincoln Life & Annuity Flexible Premium Variable
Life Account S

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Flexible Premium Variable Life Account S ("Variable Account") (comprised of the following subaccounts:
American Century Variable Products Group, Inc. ("American Century VP") Income & Growth, American Century VP International, American Funds Insurance Series ("AFIS") Global Small Capitalization Class 2, AFIS Growth Class 2, AFIS Growth-Income Class 2, AFIS High-Yield Bond Class 2, AFIS International Class 2, AFIS U.S. Government/AAA Rated Securities Class 2, AIM Variable Insurance Funds ("AIM V.I.") Growth, AIM V.I. International Equity, AIM V.I. Value, Alliance Variable Products Series Fund ("AVPSF") Growth and Income, AVPSF Premier Growth, AVPSF AllianceBernstein Small Cap Value, AVPSF Technology, Baron Capital Funds Trust Capital Asset Insurance Shares, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Growth and Income, DGPF REIT, DGPF Small Cap Value, DGPF Trend, DGPF U.S. Growth, Fidelity Variable Insurance Products ("Fidelity VIP") Equity Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Overseas Service Class, Fidelity VIP II Asset Manager Service Class, Fidelity VIP II Contrafund Service Class, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Income Service Shares, Janus Aspen
Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Regency, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust ("Templeton" or "Franklin") Templeton Asset Strategy Class 2 and Franklin Small Cap) as of December 31, 2001 and the related statements of operations and changes in net assets for the period from October 22, 2001 (inception) to December 31, 2001. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account S at December 31, 2001 and the results of their operations and changes in their net assets for the period from October 22, 2001 (inception) to December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets -- Statutory Basis

                                   December 31
                                  2001     2000
                                -------- --------
                                  (in millions)
  -----------------
  Admitted assets
  Cash and investments:
  Bonds                         $1,600.9 $1,535.9
  ------------------------------
  Mortgage loans on real estate    153.9    185.1
  ------------------------------
  Policy loans                     175.0    179.0
  ------------------------------
  Short-term investments              --     27.5
  ------------------------------
  Other investments                  0.3      0.3
  ------------------------------

   Cash and cash equivalents                                  15.6      19.2
  ------------------------------------------------------- --------  --------
  Total cash and investments                               1,945.7   1,947.0
  --------------------------------------------------------
  Premiums and fees in course of collection                    7.0       6.8
  --------------------------------------------------------
  Accrued investment income                                   31.8      30.1
  --------------------------------------------------------
  Other admitted assets                                        2.8       4.8
  --------------------------------------------------------
  Separate account assets                                    357.2     329.8
  ------------------------------------------------------- --------  --------
  Total admitted assets                                   $2,344.5  $2,318.5
  ------------------------------------------------------- ========  ========

  Liabilities and capital and surplus
  Liabilities:
  Policy and contract liabilities:
  --------------------------------------------------------
  Future policy benefits and claims                       $1,760.4  $1,771.5
  --------------------------------------------------------
  Other liabilities                                           45.4      50.2
  --------------------------------------------------------
  Asset valuation reserve                                      6.8      10.4
  --------------------------------------------------------
  Net transfers due from separate accounts                   (15.1)    (12.0)
  --------------------------------------------------------
  Separate account liabilities                               356.4     329.8
  ------------------------------------------------------- --------  --------
  Total liabilities                                        2,153.9   2,149.9
  --------------------------------------------------------

  Capital and surplus:
  Common stock, $100 par value:
   Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)      2.0       2.0
  --------------------------------------------------------
  Paid-in surplus                                            384.1     384.1
  --------------------------------------------------------
  Unassigned surplus -- deficit                             (195.5)   (217.5)
  ------------------------------------------------------- --------  --------
  Total capital and surplus                                  190.6     168.6
  ------------------------------------------------------- --------  --------
  Total liabilities and capital and surplus               $2,344.5  $2,318.5
  ------------------------------------------------------- ========  ========


See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Operations -- Statutory Basis

                                                                                           Year ended December 31
                                                                                            2001    2000    1999
                                                                                           ------  ------  ------
                                                                                                (in millions)
                                                                                           ----------------------
Premiums and other revenues:
Life and annuity premiums                                                                  $248.7  $244.4  $172.7
-------------------------------------------------------------------------------------------
Net investment income                                                                       134.1   132.1   132.2
-------------------------------------------------------------------------------------------
Surrender, cost of insurance, and mortality and expense charges                               9.7     7.4     5.4
-------------------------------------------------------------------------------------------
Amortization of interest maintenance reserve                                                 (0.3)     --     0.9
-------------------------------------------------------------------------------------------
Other income                                                                                  2.8     6.0     2.1
------------------------------------------------------------------------------------------ ------  ------  ------
Total revenues                                                                              395.0   389.9   313.3
-------------------------------------------------------------------------------------------

Benefits and expenses:
Benefits and settlement expenses                                                            228.4   261.6   208.0
-------------------------------------------------------------------------------------------
Underwriting, insurance and other expenses                                                   54.9    48.6    50.0
-------------------------------------------------------------------------------------------
Net transfers to separate accounts                                                           74.1    25.1    28.2
------------------------------------------------------------------------------------------ ------  ------  ------
Total benefits and expenses                                                                 357.4   335.3   286.2
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before dividends to policyholders, federal income taxes (benefit) and
net realized loss on investments                                                             37.6    54.6    27.1
-------------------------------------------------------------------------------------------
Dividends to policyholders                                                                    5.6     5.8     5.6
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before federal income taxes (benefit) and net realized loss on
investments                                                                                  32.0    48.8    21.5
-------------------------------------------------------------------------------------------
Federal income taxes (benefit)                                                                0.4     0.8    (0.4)
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before net realized loss on investments                                 31.6    48.0    21.9
-------------------------------------------------------------------------------------------
Net realized loss on investments                                                            (12.2)   (2.2)   (2.0)
------------------------------------------------------------------------------------------ ------  ------  ------
Net income                                                                                 $ 19.4  $ 45.8  $ 19.9
------------------------------------------------------------------------------------------ ======  ======  ======



See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                       Unassigned    Total
                                                                        Common Paid-in Surplus--  Capital and
                                                                        Stock  Surplus  Deficit     Surplus
                                                                        ------ ------- ---------- -----------
                                                                                    (in millions)
                                                                        -------------------------------------
Balances at January 1, 1999                                              $2.0  $384.1   $(274.4)    $111.7
------------------------------------------------------------------------
Net income                                                                 --      --      19.9       19.9
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.9)      (0.9)
------------------------------------------------------------------------
Decrease in nonadmitted assets                                             --      --       0.2        0.2
------------------------------------------------------------------------
Increase in asset valuation reserve                                        --      --      (2.5)      (2.5)
------------------------------------------------------------------------
Increase in liability for reinsurance in unauthorized companies            --      --      (0.6)      (0.6)
------------------------------------------------------------------------
Gain on reinsurance transaction                                            --      --       4.6        4.6
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 1999                                             2.0   384.1    (253.7)     132.4
------------------------------------------------------------------------
Net income                                                                 --      --      45.8       45.8
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.2)      (0.2)
------------------------------------------------------------------------
Increase in nonadmitted assets                                             --      --      (5.5)      (5.5)
------------------------------------------------------------------------
Increase in asset valuation reserve                                        --      --      (2.5)      (2.5)
------------------------------------------------------------------------
Decrease in liability for reinsurance in unauthorized companies            --      --       0.8        0.8
------------------------------------------------------------------------
Change in valuation basis for deposit fund liabilities and accident and
health reserves                                                            --      --      (1.6)      (1.6)
------------------------------------------------------------------------
Amortization of gain on 1999 reinsurance transaction                       --      --      (0.6)      (0.6)
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 2000                                             2.0   384.1    (217.5)     168.6
------------------------------------------------------------------------
Net income                                                                 --      --      19.4       19.4
------------------------------------------------------------------------
Cumulative effect of adoption of codification                                              (1.4)      (1.4)
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.6)      (0.6)
------------------------------------------------------------------------
Decrease in nonadmitted assets                                             --      --       1.5        1.5
------------------------------------------------------------------------
Decrease in asset valuation reserve                                        --      --       3.5        3.5
------------------------------------------------------------------------
Surplus contributed to separate accounts                                   --      --      (0.4)      (0.4)
------------------------------------------------------------------------
Increase from other separate accounts statement                            --      --       0.4        0.4
------------------------------------------------------------------------
Amortization of gain on 1999 reinsurance transaction                       --      --      (0.5)      (0.5)
------------------------------------------------------------------------
Decrease in liability for reinsurance in unauthorized companies            --      --       0.1        0.1
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 2001                                            $2.0  $384.1   $(195.5)    $190.6
-----------------------------------------------------------------------  ====  ======   =======     ======


See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Cash Flow -- Statutory Basis

                                                              Year ended December 31
                                                             2001     2000     1999
                                                            -------  -------  -------
                                                                  (in millions)
                                                            -------------------------
Operating activities
Premiums, policy proceeds and other considerations received $ 248.8  $ 244.3  $ 172.5
-----------------------------------------------------------
Investment income received                                    131.4    134.9    138.9
-----------------------------------------------------------
Benefits paid                                                (251.7)  (301.5)  (204.3)
-----------------------------------------------------------
Underwriting, insurance and other expenses paid               (55.2)   (47.5)   (61.7)
-----------------------------------------------------------
Net transfers to separate Accounts                            (77.2)   (29.0)   (34.3)
-----------------------------------------------------------
Federal income taxes recovered (paid)                           0.2      0.5     (0.7)
-----------------------------------------------------------
Dividends to policyholders                                     (5.7)    (5.8)    (5.9)
-----------------------------------------------------------
Other income received and expenses paid, net                   23.7     74.3    (36.7)
----------------------------------------------------------- -------  -------  -------
Net cash provided by (used in) operating activities            14.3     70.2    (32.2)
-----------------------------------------------------------

Investing activities
Sale, maturity or repayment of investments                    275.8    202.6    294.6
-----------------------------------------------------------
Purchase of investments                                      (325.1)  (254.1)  (369.4)
-----------------------------------------------------------
Net decrease (increase) in policy loans                         3.9     (1.5)    (7.1)
----------------------------------------------------------- -------  -------  -------
Net cash used in investing activities                         (45.4)   (53.0)   (81.9)
-----------------------------------------------------------
Net (decrease) increase in cash and short-term investments    (31.1)    17.2   (114.1)
-----------------------------------------------------------
Total cash and short-term investments at beginning of year     46.7     29.5    143.6
----------------------------------------------------------- -------  -------  -------
Total cash and short-term investments at end of year        $  15.6  $  46.7  $  29.5
----------------------------------------------------------- =======  =======  =======



See accompanying notes.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements -- Statutory Basis

December 31, 2001

1. Organization and Summary of Significant Accounting Policies

--------------------------------------------------------------------------------

Organization
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR"). Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. When the net amount deferred is a loss, the IMR is recorded at zero, as is the case for the Company at December 31, 2001 and 2000. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally investment income due and accrued past due over 90 days, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within

Lincoln Life & Annuity Company of New York the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"--See Note 2), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying Statements of Operations. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefits Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired, less liabilities assumed, is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Statements of Cash Flow
 Cash, cash equivalents, and short-term investments in the Statements of Cash Flow Represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Lincoln Life & Annuity Company of New York

A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                                  Capital and Surplus    Net Income (Loss)
                                                                                  ------------------- -----------------------
                                                                                      December 31     Year ended December 31
                                                                                  ------------------- -----------------------
                                                                                    2001       2000    2001    2000    1999
                                                                                  --------   -------- ------  ------  ------
                                                                                     (in millions)         (in millions)
                                                                                  ------------------- -----------------------
Amounts reported on a statutory-basis............................................ $190.6     $168.6   $ 19.4  $ 45.8  $ 19.9
GAAP adjustments:
  Unrealized gain (loss) on investments..........................................   15.9      (22.6)      --      --      --
  Interest maintenance reserve...................................................     --         --     (0.4)   (3.2)    0.4
  Net realized gain (loss) on investments........................................    0.1       (1.5)     1.8     0.3    (6.3)
  Asset valuation reserve........................................................    6.8       10.4       --      --      --
  Policy and contract reserves...................................................  (80.1)     (78.9)    (1.6)   (7.6)   26.0
  Deferred policy acquisition costs ("DAC"), present value of future profits and
   goodwill......................................................................  322.2      329.1      4.8   (15.2)   (6.6)
  Policyholders' share of earnings and surplus on participating business.........   (4.0)      (8.3)     1.1     1.0     1.1
  Deferred income taxes..........................................................    9.4       31.0    (10.0)   (7.8)  (12.2)
  Statutory deferred gain in surplus.............................................   (3.5)      (4.0)     1.5     2.4     2.9
  Nonadmitted assets.............................................................    3.4        5.6       --      --      --
  Other, net.....................................................................    5.7        3.0      0.3     1.5    (5.0)
                                                                                   ------     ------  ------  ------  ------
Net increase (decrease)                                                            275.9      263.8     (2.5)  (28.6)    0.3
                                                                                   ------     ------  ------  ------  ------
Amounts on a GAAP-basis                                                           $466.5     $432.4   $ 16.9  $ 17.2  $ 20.2
                                                                                   ======     ======  ======  ======  ======

Other significant accounting practices are as follows:

 Investments
 Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

 Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective method to securities purchased prior to that date.

 Short-term investments include investments with maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

 Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

 Other investments consist of the Company's ownership interest in a limited partnership, which is carried based on the Company's interest in the underlying GAAP equity of the partnership. Increases or decreases in the carrying value are credited or charged directly to unassigned surplus as changes in unrealized gain or loss.

 Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agree- ment. The impairment is other than temporary when management determines foreclosure is probable. Then, the mortgage loan is written down to fair value and a realized loss is recognized.

 Policy loans are reported at unpaid principal balances.

 Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds and mortgage loans, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds and mortgage loans are credited or charged directly to unassigned surplus.

 Premiums
 Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due.

 Benefit Reserves
 Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves

Lincoln Life & Annuity Company of New York are at least as great as the minimum aggregate amounts required by the Insurance Department.

 The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

 Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

 As of December 31, 2001 and 2000, the Company had $3.9 million and $4.7 million in reserves, respectively, on $414.5 million and $408.1 million of insurance inforce, respectively, on the life line of business for which the gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

 Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies has been determined using actual interest credited to the funds plus the change in accrued interest.

 Net of reinsurance, liabilities related to deposit-type liabilities, such as dividend accumulations, generally are equal to fund balances less applicable surrender charges.

 Reinsurance Ceded and Assumed
 Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Pension Benefits
 Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

 Income Taxes
 The Company's federal income tax return is not consolidated with any other entities. Beginning in 2002, the Company has elected to file consolidated federal income tax returns with LNC and certain LNC subsidiaries.

 Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits and mortality charges on variable universal life contracts are included in income from surrender, cost of insurance, and mortality and expense charges. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from surrender, cost of insurance, and mortality and expense charges.

 Reclassifications
 Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus-deficit or on net income of the prior years.

2. Accounting Change and Permitted Statutory Accounting Practice
The Company prepares its statutory-based financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

Accounting changes adopted to conform to the provisions of the NAIC APPM, as adopted by New York, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased capital and surplus by $1.4 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Employee benefit plans........................     $ 0.4
          Cost of collection............................       0.3
          AVR beginning value adjustment for other asset
           changes......................................       0.1
          Bonds and stocks..............................      (0.6)
          Tax deficiency reserve........................      (1.6)
                                                             -----
          Total.........................................     $(1.4)
                                                             =====

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM, has been adopted as a component of prescribed prac-tices by the State of New York, however, New York has

Lincoln Life & Annuity Company of New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affect the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied, future policy benefits and claims and other policyholder funds would decrease by $2.2 million, and net transfers due from separate accounts would decrease by $1.2 million, at December 31, 2001. Surplus would increase by $3.4 million at December 31, 2001, and net income for the year ended December 31, 2001 would decrease by $0.3 million.

Deferred income tax assets and liabilities are not included in the balance sheet per New York Insurance Law. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively. If these items were recorded, surplus would increase by the same amounts at those dates. The Commissioner of Insurance of the State of New York has the right to permit other specific practices that deviate from practices prescribed by the NAIC APPM.

A reconciliation of the Company's capital and surplus and net income as stated in accordance with accounting practices prescribed by the Department ("New York statutory-basis") and as would be stated pursuant strictly to the NAIC APPM, is shown below.

                                                      Capital
                                                        and    Net
                                                      Surplus Income
                                                      -------------
                                                      (in millions)
                                                      -------------
            Amounts reported on a New York statutory-
             basis................................... $190.6  $19.4
            Differences between New York statutory-
             basis and the NAIC APPM:
              Annuity reserves.......................    3.4   (0.3)
              Net deferred federal income taxes......   14.9     --
                                                      ------  -----
            Amounts as would be reported pursuant to
             the NAIC APPM........................... $208.9  $19.1
                                                      ======  =====

Lincoln Life & Annuity Company of New York

3. Investments


The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized  Fair
                                 Cost      Gains      Losses    Value
                               ----------------------------------------
                                            (in millions)
                               ----------------------------------------
        At December 31, 2001:
          Corporate........... $1,346.3    $37.0      $27.9    $1,355.4
          U.S. government.....     15.5      0.6         --        16.1
          Foreign government..     15.2      1.2        0.1        16.3
          Mortgage-backed.....    207.9      7.5        0.6       214.8
          State and municipal.     16.0      0.1        0.9        15.2
                               --------    -----      -----    --------
                               $1,600.9    $46.4      $29.5    $1,617.8
                               ========    =====      =====    ========
        At December 31, 2000:
          Corporate........... $1,258.0    $12.3      $40.3    $1,230.0
          U.S. government.....     26.1      1.3        0.1        27.3
          Foreign government..     17.1      0.5        0.9        16.7
          Mortgage-backed.....    231.6      4.5        1.5       234.6
          State and municipal.      3.1       --         --         3.1
                               --------    -----      -----    --------
                               $1,535.9    $18.6      $42.8    $1,511.7
                               ========    =====      =====    ========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $11.0 million and $1.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC designating certain investments in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                               Cost or
                                              Amortized  Fair
                                                Cost     Value
                                              ------------------
                                                (in millions)
                                              ------------------
                Maturity:
                  In 2002.................... $   63.0  $   64.1
                  In 2003-2006...............    419.9     429.4
                  In 2007-2011...............    530.0     531.3
                  After 2011.................    380.1     378.2
                  Mortgage-backed securities.    207.9     214.8
                                              --------  --------
                Total........................ $1,600.9  $1,617.8
                                              ========  ========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999, were $145.9 million, $50.8 million and $253.9 million, respectively. Gross gains during 2001, 2000 and 1999, of $3.1 million, $0.4 million and $0.8 million, respectively, and gross losses of $6.5 million, $3.0 million and $7.0 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $0.5 million, were on deposit with the Department to satisfy regulatory requirements. At December 31, 2001, the Company did not hold foreign-currency denominated securities.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $75.0 million, with an aggregate fair value of $66.9 million. Those holdings amounted to 4.68% of the Company's investments in bonds and 3.20% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

During 2001, the minimum and maximum lending rates for mortgage loans were 7.17% and 7.98%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan did not exceed 79.6%. At December 31, 2001 and 2000, the Company did not hold any mortgages with interest overdue beyond 180 days. At December 31, 2001 impaired loans with a related allowance ($0.1 million) for credit losses are $1.7 million. The average recorded investment in impaired loans was $1.7 million during 2001. The Company recognized interest income of $0.2 million during the period the loans were impaired in 2001. There was no nonadmitted interest due on these mortgage loans at December 31, 2001. As of December 31, 2001, there were no amounts of taxes, assessments or any amount, which had been advanced but not repaid and not included in the mortgage loan total. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000. At December 31, 2001, the Company's recorded investment in impaired securities that have been restructured is $2.0 million, after writedowns. The total impairment recognized as a realized loss during 2001 was $2.1 million.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Lincoln Life & Annuity Company of New York

The major categories of net investment income are as follows:

                                                  Year ended December 31
                                                   2001    2000    1999
                                                  ----------------------
                                                      (in millions)
                                                  ----------------------
        Income:
          Bonds.................................. $110.6  $105.8  $106.6
          Mortgage loans on real estate..........   13.7    14.0    13.5
          Policy loans...........................   10.4    10.6    11.0
          Cash, short-term and other investments.    1.5     3.1     2.4
                                                  ------  ------  ------
        Total investment income..................  136.2   133.5   133.5
        Investment expenses......................    2.1     1.4     1.3
                                                  ------  ------  ------
        Net investment income.................... $134.1  $132.1  $132.2
                                                  ======  ======  ======

Nonadmitted accrued investment income at December 31, 2001 amounted to $1.4 million and consisted principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                    Year ended December 31
                                                                                                     2001    2000   1999
                                                                                                    ---------------------
                                                                                                        (in millions)
                                                                                                    ---------------------
Net realized capital losses on investments......................................................... $(12.8)  $(5.4) $(4.7)
Less amount transferred to IMR (net of related tax benefit of $0.3 million, $1.7 million and
 $1.7 million, in 2001, 2000 and 1999, respectively)...............................................   (0.6)   (3.2)  (3.1)
                                                                                                    ------   -----  -----
                                                                                                     (12.2)   (2.2)  (1.6)
Less federal income taxes on realized capital losses...............................................     --      --    0.4
                                                                                                    ------   -----  -----
Net realized capital losses after transfer to IMR and taxes........................................ $(12.2)  $(2.2) $(2.0)
                                                                                                    ======   =====  =====

4. Federal Income Taxes

Income before federal income taxes differs from the taxable income principally due to the use of net operating loss carryforwards in 2001, 2000 and 1999 of $16.3 million, $29.3 million and $12.7 million, respectively. The remaining portion of the net operating loss at December 31, 2001, of $13.7 million, will be available for use to offset taxable income in future years. The net operating loss carryforward expires in 2013.

No federal income tax payments were made in 1999. The Company received a refund of $3.2 million in 1999 as a result of the utilization of a portion of the net operating loss carryforward. The Company made federal income tax payments of $1.2 million and $0.9 million in 2001 and 2000, respectively, as a result of alternative minimum income tax liabilities. Alternative minimum tax liabilities in 2001, 2000 and 1999 of $0.4 million, $0.6 million and $0.2 million, respectively, are available for recoupment in the event of future net losses.

The components of federal income tax expense (benefit) are as follows:

                                                         2001   2000   1999
                                                         -----  -----  -----
                                                            (in millions)
                                                         -----  -----  -----
   Federal income tax expense (benefit):
     Federal income tax expense (benefit) on operations. $ 0.4  $ 0.8  $(0.4)
     Federal income tax benefit on realized losses......  (0.3)  (1.7)  (1.7)
                                                         -----  -----  -----
   Total federal income tax expense (benefit)...........   0.1   (0.9)  (2.1)
                                                         =====  =====  =====

Lincoln Life & Annuity Company of New York

The Company's federal income tax expense (benefit) differs from the amount obtained by applying the federal statutory rate of 35% to Gain from operations before federal income tax (benefit) and net realized loss on investments for the following reasons:

                                                                              2001    2000   1999
                                                                              -----  ------  -----
                                                                                  (in millions)
                                                                              -----  ------  -----
Expected federal income tax expense.......................................... $11.2  $ 17.1  $ 7.7
Benefit of net operating loss carryforward...................................  (5.7)  (10.3)  (4.5)
Policyholder reserves........................................................  (1.9)   (3.1)  (4.1)
Deferred acquisition costs...................................................  (2.3)   (1.5)  (1.7)
Alternative minimum income tax liability.....................................   0.4     0.6    0.2
Tax preferred investment income..............................................  (0.7)   (0.4)  (0.1)
Other amounts................................................................  (0.6)   (1.6)   2.1
                                                                              -----  ------  -----
Federal income tax expense (benefit) on income before realized capital losses   0.4     0.8   (0.4)
Federal income tax benefit on realized capital losses........................  (0.3)   (1.7)  (1.7)
                                                                              -----  ------  -----
Total federal income tax expense (benefit)................................... $ 0.1  $ (0.9) $(2.1)
                                                                              =====  ======  =====

5. Reserves and Reinsurance

The balance sheet caption "Other admitted assets" includes amounts recoverable from other insurers for claims paid by the Company of $0.6 million at December 31, 2001. The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $100.3 million and $87.8 million at December 31, 2001 and 2000, respectively.

The caption "Life and annuity premiums" in the Statements of Operations includes $116.5 million, $122.9 million and $137.7 million of premiums assumed and $31.4 million, $27.0 million and $44.2 million of premiums ceded in 2001, 2000 and 1999, respectively. The caption "Benefits and settlement expenses" in the Statements of Operations is net of reinsurance recoveries of $38.1 million, $16.7 million and $71.8 million for 2001, 2000 and 1999, respectively.

The Company cedes insurance to other companies, including certain affiliates. A portion of risks exceeding the Company's retention limit is reinsured with Lincoln Life. The Company limits its maximum coverage that it retains on an individual to $0.5 million. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). In 1999, the Company received $5.8 million from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5.8 million is included in the Statements of Operations line item "Other income."

On November 1, 1999, the Company and Lincoln Life reached an agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. A gain on the transaction of $4.6 million, net of tax, was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $0.5 million and $0.6 million recognized in income in 2001 and 2000, respectively.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $0.4 million and $0.5 at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 2001 and 2000, the Company did not commute any ceded reinsurance. The Company did not record reinsurance credits on existing policies during 2001 as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

At December 31, 2001, the Company had no uncollectible reinsurance and during 2001, the Company established no provision for uncollectible reinsurance and did not write off any ceded reinsurance balances.

Lincoln Life & Annuity Company of New York

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount  Percent
                                                     ---------------
                                                      (in millions)
                                                     ---------------
           Subject to discretionary withdrawal with
            adjustment:
             With market value adjustment...........   $237.6    20%
             At book value, less surrender charge...     59.7     5
             At market value........................    330.9    27
           Subject to discretionary withdrawal
            without adjustment at book value with
            minimal or no charge or adjustment......    549.9    45
           Not subject to discretionary withdrawal..     39.8     3
                                                     --------   ---
           Total annuity reserves and deposit fund
            liabilities, before reinsurance.........  1,217.9   100%
                                                                ===
           Less reinsurance.........................      1.8
                                                     --------
           Net annuity reserves and deposit fund
            liabilities, including separate accounts $1,216.1
                                                     ========

At December 31, 2001, the Company had $672.3 million of variable annuity policies with account values subject to guaranteed minimum death benefit ("GMDB") riders. Reserves of $0.7 million (net of $0.6 million of reinsurance reserve credits) are held for annuity policies subject to GMDB riders.

Details underlying the balance sheet caption "Future policy benefits and claims" are as follows:

                                                      December 31
                                                     2001      2000
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Aggregate reserve for life and accident
            and health............................ $1,730.5  $1,736.7
           Deposit-type contracts.................     27.7      28.1
           Policy and contract claims.............     (3.4)      0.9
           Undistributed earnings on participating
            business..............................      5.5       5.7
           Other..................................      0.1       0.1
                                                   --------  --------
                                                   $1,760.4  $1,771.5
                                                   ========  ========

6. Capital and Surplus

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of shareholder dividends by the Company requires 30 day advance notice to the Department and requires that the Superintendent of the department has not disapproved the dividend within such time.

Total assets have been decreased by $2.2 million for non-admitted assets as required by statutory guidance.

7. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis results of operations or financial position for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

As of December 31, 2001, there were 44,709 shares of LNC common stock subject to options granted to Company employees under the stock option incentive plans of which 19,906 were exercisable on that date. The exercise prices of the outstanding options range from $24.72 to $50.83.
During 2001, 2000 and 1999, 21,686, 8,235 and 10,201 options became exercisable, respectively. During 2001, 14,949 options were exercised and 4,000 options were forfeited. No options were exercised or forfeited in 2000. During 1999, 2,066 options were exercised and 1,600 options were forfeited.

8. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $45.8 million, involved properties located in New York and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $6.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

Contingency Matters
The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $10 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9. Fair Value of Financial Instruments

The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices or 3) the fair value of the collateral if the loan is collateral dependent.

Lincoln Life & Annuity Company of New York

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying value for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-type Insurance Contracts
The balance sheet caption, "Future policy benefits and claims" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., certain annuity contracts). The fair values for the majority of these contracts are based on their approximate surrender values.

The remainder of the balance sheet caption "Future policy benefits and claims" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate accounts by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                   December 31
                                                            2001                2000
                                                     --------------------------------------
                                                     Carrying   Fair     Carrying   Fair
Assets (Liabilities)                                  Value     Value     Value     Value
---------------------------------------------------- ---------------------------------------
                                                                  (in millions)
                                                     --------------------------------------
Bonds............................................... $1,600.9  $1,617.8  $1,535.9  $1,511.7
Mortgage loans on real estate.......................    153.9     157.0     185.1     183.4
Policy loans........................................    175.0     188.1     179.0     190.6
Cash and cash equivalents and short-term investments     15.6      15.6      46.7      46.7
Other invested assets...............................      0.3       0.3       0.3       0.3
Investment-type insurance contracts.................   (857.8)   (847.8)   (876.4)   (825.0)
Separate account assets.............................    357.2     357.2     329.8     329.8
Separate account liabilities........................   (356.4)   (356.4)   (329.8)   (329.8)

10. Transactions with Affiliates
The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $13.0 million, $23.0 million and $22.7 million in 2001, 2000 and 1999, respectively. The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $1.8 million, $2.4 million and $1.4 million in 2001, 2000 and 1999, respectively. At December 31, 2001, the Company owed Lincoln Life $5.7 million related to these services. At December 31, 2000, Lincoln Life owed the Company $2.4 million related to these services.

The Company has an investment management agreement with an affiliate, Lincoln National Investments, Inc. as of
December 31, 2001 and Lincoln Investment Management, Inc. as of December 31, 2000 and 1999, for investment advisory and asset management services. Fees paid for such investment services were $2.1 million, $1.4 million and $1.3 million in 2001, 2000 and 1999, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Life and annuity premiums" in the accompanying Statements of Operations has been reduced by $5.7 million, $4.8 million and $6.3 million for premiums paid on these contracts in 2001, 2000 and 1999, respectively. The caption "Future policy benefits and claims" has been reduced by $4.4 million and $2.5 million related to reserve credits taken on these contracts as of December 31, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

11. Separate Accounts

Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. None of the separate accounts have any minimum income guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.


Separate account premiums, deposits and other considerations amounted to $114.2 million, $61.6 million and $109.6 million in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $341.2 million and $317.5 million at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                 Year ended December 31
                                                                                  2001    2000    1999
                                                                                 ----------------------
                                                                                      (in millions)
                                                                                 ----------------------
Transfers as reported in the Summary of Operations of various separate accounts:
  Transfers to separate accounts................................................ $114.2  $ 61.6  $109.6
  Transfers from separate accounts..............................................  (40.1)  (36.5)  (81.4)
                                                                                 ------  ------  ------
Net transfers to separate accounts as reported in the Statements of Operations.. $ 74.1  $ 25.1  $ 28.2
                                                                                 ======  ======  ======

Report of Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly-owned, indirect subsidiary of Lincoln National Corporation) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department.

/s/ Ernst & Young LLP

March 15, 2002

                                     PART II
                        FEES AND CHARGES REPRESENTATION

Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

      (a) Brief description of indemnification provisions.

        In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

        In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

        Please refer to Article VII of the By-Laws of LLANY (Exhibit No.
        6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of New York law.

      (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 5 to the Registration Statement consists of the following papers and documents:


The facing sheet;
A cross-reference sheet (reconciliation and tie)
Prospectus consisting of 69 pages.
An Incorporation-by-Reference sheet;
Required Undertakings, Descriptions and Representations;
Signatures;
Powers of Attorney;
Written consents of the following persons;
    1. Opinion of Counsel
    2. Actuarial Opinion
    3. Ernst & Young LLP, Independent Auditors

Required Exhibits


1.        The following exhibits correspond to
          those required by paragraph A of the
          instructions as to exhibits in Form
          N-8B-2:
     (1)  Resolution of the Board of Directors of
          Lincoln Life & Annuity Company of New
          York and related documents authorizing
          establishment of the Account.(5)
     (2)  Not applicable.
     (3)  (a) Form of Selling Group Agreement.(4)
          (b) Commission Schedule for Variable
          Life Policies.(6)
     (4)  Not applicable.
     (5)  (a) Proposed Form of Policy and
          Application--LN920NY and B10392NY
          through B10395NY.(2)
          (b) Term Insurance Rider (*)
          Form of Policy. No. LN925(3)
          (c) Cash Value Enhancement Rider
          LR512(6)
     (6)  (a) Articles of Incorporation of Lincoln
          Life & Annuity Company of New York.(1)
          (b) Bylaws of Lincoln Life & Annuity
          Company of New York.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements.
          Agreements between Lincoln Life &
          Annuity Company of New York and
          amendments thereto:
          (a) AIM Variable Insurance Funds
          (b) Alliance Variable Products Series
          Fund, Inc.
          (c) American Century Variable Products
          Group, Inc.
          (d) American Funds Insurance Series
          (e) Baron Capital Funds Trust
          (f) BT Insurance Funds Trust
          (g) Delaware Group Premium Fund, Inc.
          (h) Fidelity Variable Insurance Products
          Fund
          (i) Franklin Templeton Variable Products
          Series Fund
          (j) Janus Aspen Series
          (k) Lincoln National Funds
          (l) MFS-Registered Trademark- Variable
          Insurance Trust
          (m) Neuberger & Berman Advisers
          Management Trust
          (n) Putnam Variable Trust
     (9)  Not applicable.
    (10)  See Exhibit 1(5).
2.        See Exhibit 1(5).
3.        Opinion and Consent of Counsel
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Actuary
7.        Consent of Ernst & Young LLP,
          Independent Auditors
8.        Not applicable.



 (1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
 (2) Incorporated by reference to Registration Statement on Form S-6 filed on March 12, 1999.
 (3) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-74325) filed on February 18, 2000.
 (4) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-42507) filed on February 26, 1999.
 (5) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) on February 11, 1998.
 (6) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (333-74325) filed on October 5, 2001.

   * To be filed by Amendment.

                                    SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment No. 5 to this Registration Statement on Form S-6 (File No. 333-74325) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 25th day of April, 2002. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                LLANY Separate Account S For Flexible Premium
                                Variable Life Insurance
                                (REGISTRANT)

                                By:  /s/ Gary W. Parker
                                     -------------------------------------
                                     Gary W. Parker
                                     SECOND VICE PRESIDENT AND DIRECTOR
                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                                Lincoln Life & Annuity Company of New York
                                (DEPOSITOR)

                                By:  /s/ Gary W. Parker
                                     -------------------------------------
                                     Gary W. Parker
                                     SECOND VICE PRESIDENT AND DIRECTOR

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to this Registration Statement (File
No. 333-74325) has been signed below on April 25, 2002 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



SIGNATURE                                           TITLE
---------                                           -----
/s/ Lorry J. Stensrud               *               President and Director
-------------------------------------------         (Principal Executive
Lorry J. Stensrud                                   Officer)

                                                    Second Vice President and
/s/ Janet Chrzan                  *                 Chief Financial Officer
-------------------------------------------         (Principal Financial
Janet Chrzan                                        Officer and Principal
                                                    Accounting Officer)

/s/ John H. Gotta                 *                 Second Vice President,
-------------------------------------------         Assistant Secretary, and
John H. Gotta                                       Director

/s/ Gary W. Parker                *
-------------------------------------------         Second Vice President and
Gary W. Parker                                      Director

/s/ J. Patrick Barrett               *
-------------------------------------------         Director
J. Patrick Barrett

/s/ Robert D. Bond                *
-------------------------------------------         Director
Robert D. Bond

/s/ Jon A. Boscia                 *
-------------------------------------------         Director
Jon A. Boscia

/s/ Barbara Steury Kowalczyk        *
-------------------------------------------         Director
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman      *
-------------------------------------------         Director
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia             *
-------------------------------------------         Director
Louis G. Marcoccia

/s/ John M. Pietruski              *
-------------------------------------------         Director
John M. Pietruski

/s/ Ron J. Ponder                 *
-------------------------------------------         Director
Ron J. Ponder

/s/ Richard C. Vaughan             *
-------------------------------------------         Director
Richard C. Vaughan

/s/ Mark E. Reynolds              *
-------------------------------------------         Director
Mark E. Reynolds



*By:  /s/ Gary W. Parker
      -------------------------
      Gary W. Parker, pursuant
      to a Power of Attorney
      filed with this
      Post-Effective Amendment
      No. 5 to the Registration
      Statement.

                                 POWER OF ATTORNEY



We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



        WITNESS our hands and common seal on this 9th day of August, 2001.



                    SIGNATURE                                 TITLE
                    ---------                                 -----
             /s/ LORRY J. STENSRUD *                President and Director
   -------------------------------------------       (Principal Executive
                Lorry J. Stensrud                    Officer)

                                                    Second Vice President and
                /s/ JANET CHRZAN *                   Chief Financial Officer
   -------------------------------------------       (Principal Financial
                   Janet Chrzan                      Officer and Principal
                                                     Accounting Officer)

               /s/ GARY W. PARKER *
   -------------------------------------------      Second Vice President and
                  Gary W. Parker                     Director

             /s/ J. PATRICK BARRETT *
   -------------------------------------------      Director
                J. Patrick Barrett

               /s/ ROBERT D. BOND *
   -------------------------------------------      Director
                  Robert D. Bond

               /s/ JON A. BOSCIA *
   -------------------------------------------      Director
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK *
   -------------------------------------------      Director
             Barbara Steury Kowalczyk

         /s/ MARGUERITE LEANNE LACHMAN *
   -------------------------------------------      Director
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA *
   -------------------------------------------      Director
                Louis G. Marcoccia

             /s/ JOHN M. PIETRUSKI *
   -------------------------------------------      Director
                John M. Pietruski

               /s/ RON J. PONDER *
   -------------------------------------------      Director
                  Ron J. Ponder

             /s/ RICHARD C. VAUGHAN *
   -------------------------------------------      Director
                Richard C. Vaughan




FOR JANET CHRZAN
----------------------------

                                                    Subscribed and sworn to
           STATE OF INDIANA          )               before me this
                                     )              9th day of August 2001
                                                    /S/ TINA M.
            COUNTY OF ALLEN          )               DRZEWIECKI
                                                     ------------------------
                                                          Notary Public
                                                       Commission Expires:
                                                        December 20, 2008

FOR ROBERT D. BOND
----------------------------

                                                    Subscribed and sworn to
           STATE OF INDIANA          )               before me this
                                     )              9th day of August 2001
                                                    /S/ BRENDA S.
            COUNTY OF ALLEN          )               HENLINE
                                                     ------------------------
                                                          Notary Public
                                                       Commission Expires:
                                                        February 16, 2007

FOR RON J. PONDER
----------------------------

                                                    Subscribed and sworn to
           STATE OF NEW JERSEY       )               before me this
                                     )              9th day of August 2001
                                                    /S/ BARBARA
            COUNTY OF MORRIS         )               WELSH
                                                     ------------------------
                                                          Notary Public
                                                       Commission Expires:
                                                          March 5, 2002

                                 POWER OF ATTORNEY



We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



   WITNESS our hands and common seal on this 3rd day of August, 2001.



                    SIGNATURE                                 TITLE
                    ---------                                 -----
               /s/ John H. Gotta *                  Second Vice President,
                       ----                          Assistant Secretary, and
                  John H. Gotta                      Director




                                 POWER OF ATTORNEY



We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



   WITNESS our hands and common seal on this 22nd day of January, 2002.



                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ MARK E. REYNOLDS *
   -------------------------------------------      Director
                 Mark E. Reynolds




                                                    Subscribed and sworn to
           STATE OF INDIANA          )               before me this
                                     )              22nd day of January, 2002
                                                    /S/ SHARLENE K.
            COUNTY OF ALLEN          )               GEER
                                                     ------------------------
                                                          Notary Public
                                                       Commission Expires:
                                                        February 29, 2008